                                                    Registration Number 33-60442

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-effective Amendment No. 11
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 14

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                One Moody Plaza
                            Galveston, Texas  77550
              (Address of Depositor's Principal Executive Offices)
                                 (409) 763-4661
              (Depositor's Telephone Number, including Area Code)

            Rex Hemme                                    Jerry L. Adams
     Vice President, Actuary                        Greer, Herz & Adams, L.L.P.
American National Insurance Company  With copy to:       One Moody Plaza
                                     ------------
                                One Moody Plaza
                            Galveston, Texas 77550
                            Galveston, Texas  77550
                    (Name and Address of Agent for Service)


Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission on March 30, 2000 for the Registrant's fiscal year ending
December 31, 1999.


It is proposed that this filing will become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[x]      on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]      on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]      75 days after filing pursuant to paragraph (a)(ii) of rule 485
[ ]      on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Variable Annuity Contracts
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INVESTRAC GOLD VARIABLE ANNUITY CONTRACTS

ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
HOME OFFICE  ONE MOODY PLAZA  GALVESTON TX 77550-7999
PROSPECTUS  MAY 1, 2000  1-800-306-2959

This prospectus describes

 . flexible purchase payment deferred annuity contracts

 . a single purchase payment immediate annuity contract

You can allocate your contract value to American National Variable Annuity Separate Account, which reflects the investment performance of mutual fund portfolios selected by you, and of our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following mutual fund portfolios:

AMERICAN NATIONAL FUND                  FIDELITY FUNDS
 . Money Market Portfolio                . Money Market Portfolio
 . Growth Portfolio                      . Equity-Income Portfolio
 . Balanced Portfolio                    . High Income Portfolio
 . Equity Income Portfolio               . Growth Portfolio
 . High Yield Bond Portfolio             . Overseas Portfolio
 . International Stock Portfolio         . Contrafund Portfolio
 . Small-Cap/Mid-Cap Portfolio           . Asset Manager: Growth Portfolio
 . Government Bond Portfolio             . Investment Grade Bond Portfolio
                                        . Asset Manager Portfolio
T. ROWE PRICE FUNDS                     . Index 500 Portfolio
 . Equity Income Portfolio               . Balanced Portfolio
 . Mid-Cap Growth Portfolio              . Growth and Income Portfolio
 . International Stock Portfolio         . Mid Cap Portfolio
                                        . Growth Opportunities Portfolio

This prospectus contains information that you should know before purchasing a contract. Additional information about the contracts is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission ("SEC"), which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page 54 of this prospectus. The SEC maintains an internet web site (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI and other information regarding companies that file electronically with the SEC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTERESTS IN THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE THE CONTRACTS FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE CONTRACTS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FOR A FULL DESCRIPTION OF THE AMERICAN NATIONAL FUND, T. ROWE PRICE FUNDS AND FIDELITY FUNDS, THEIR INVESTMENT POLICIES AND RESTRICTIONS, RISKS, CHARGES AND EXPENSES AND OTHER ASPECTS OF THEIR OPERATION, SEE THEIR PROSPECTUSES.

Please read this prospectus carefully and keep it for future reference.

Form 5774                                                         Rev. 5-00

TABLE OF CONTENTS

Glossary...........................................................  4
Introduction.......................................................  6
  What is the Purpose of the Contracts?............................  6
  What are my Investment Options?..................................  6
  How Do I Purchase a Contract?....................................  6
  How Do I Allocate Purchase Payments?.............................  7
  Can I Transfer Amounts Between the Investment Alternatives?......  7
  What are the Death Benefits Under the Contracts?.................  7
  Can I Get My Money If I Need It?.................................  7
  How Can I Receive Annuity Payments?..............................  8
  What are the Charges and Deductions Under the Contract?..........  8
  What are the Tax Consequences Associated with the Contract?......  8
  If I Have Questions, Where Can I Go?.............................  9
Contractowner Transaction Expenses................................. 10
 Expenses Before the Annuity Date.................................. 10
  Sales Load as a Percentage of Purchase Payments.................. 10
  Deferred Sales Load ("Surrender Charge")......................... 10
  Expenses During the Annuity Period............................... 16
Accumulation Unit Values........................................... 20
Contracts.......................................................... 23
  Types of Contracts............................................... 23
  Contract Application and Purchase Payments....................... 23
  Allocation of Purchase Payments.................................. 24
  Crediting of Accumulation Units.................................. 24
  Allocation of Charges and Other Deductions to the Subaccounts
   and the Fixed Account........................................... 24
  Determining Accumulation Unit Values............................. 24
  Transfers Before Annuity Date.................................... 25
Charges and Deductions............................................. 26
 Charges and Deductions Before Annuity Date........................ 26
  Charges and Deductions During the Annuity Period................. 28
  Exceptions to Charges............................................ 28
Distributions Under the Contract................................... 29
 Distributions Before the Annuity Date............................. 29
  Surrenders....................................................... 29
  Policy Loans in Qualified Deferred Annuity Contracts............. 30
  Death Benefit Before Annuity Date................................ 32
  Distribution During the Annuity Period........................... 34
  Election of Annuity Date and Form of Annuity..................... 34
  Allocation of Benefits........................................... 34
  Annuity Options.................................................. 34
  Value of Variable Annuity Payments: Assumed Investment Rates..... 36
  Annuity Provisions............................................... 36
The Company, Separate Account, Funds, and Fixed Account............ 37
  American National Insurance Company.............................. 37

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  The Separate Account............................................. 37
  The Funds........................................................ 38
  Changes in Investment Options.................................... 42
Fixed Account...................................................... 43
Federal Tax Matters................................................ 44
  Introduction..................................................... 44
  Tax Status of the Contracts...................................... 44
  Taxation of Annuities in General................................. 44
  Withdrawals...................................................... 44
  Penalty Tax...................................................... 45
  Annuity Payments................................................. 45
  Taxation of Death Benefit Proceeds............................... 45
  Transfers or Assignments of a Contract........................... 46
  Required Distributions........................................... 46
  Withholding...................................................... 46
  Multiple Contracts............................................... 46
  Exchanges........................................................ 46
  Taxation of Qualified Contracts.................................. 46
  Distribution from Qualified Contracts............................ 47
  Possible Changes in Taxation..................................... 49
  All Contracts.................................................... 49
Performance........................................................ 50
Distributor of Contracts........................................... 51
Legal Matters...................................................... 51
Legal Proceedings.................................................. 51
Experts............................................................ 52
Additional Information............................................. 52
Financial Statements............................................... 53
Table of Contents of Statement of Additional Information........... 54

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GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by us and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contractowner's death.

Accumulation Unit. A unit used by us to calculate a Contract's value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units; (2) value in the Fixed Account; and (3) contract value which secures policy loans.

American National Fund. American National Investment Accounts, Inc.

Annuitant. The person or persons who will receive annuity payments involving life contingencies.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of annuity payments.

Company ("we", "our" or "us" ). American National Insurance Company.

Contract. A contract described in this Prospectus.

Contractowner ("You" or "Your"). Unless changed by notice to us, the Contractowner is as stated in the application.

Contract Anniversary. An anniversary of the date the Contract was issued.

Contract Year. A one-year period commencing on either the date of issue or a Contract Anniversary.

Deferred Annuity Contract. A Contract in which annuity payments commence at some future date.

Eligible Portfolio. A Portfolio which corresponds to a subaccount.

Fidelity Funds. Variable Insurance Products Fund and Variable Insurance Products Fund II and Variable Insurance Products Fund III.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

General Account. All of our assets except those segregated in separate accounts.

Immediate Annuity. A Contract which provides immediate annuity payments.

Non-Qualified Contract. A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a mutual fund designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

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T. Rowe Price Funds. T. Rowe Price Equity Series, Inc. and T. Rowe Price
International Series, Inc.

Valuation Date. Each day the New York Stock Exchange ("NYSE") is open for regular trading. A redemption, transfer or purchase can be made only on days that American National is open. American National will be open on every day of the NYSE is open except for the day after Thanksgiving and the Friday before Christmas Eve.

Valuation Period. The close of business on any Valuation Date to the close of business on another.

Variable Annuity. An annuity with payments that vary in dollar amount.

INTRODUCTION

What is the Purpose of the Contracts?

The Contracts allow you to accumulate funds, on a tax-deferred basis, at rates that will increase or decline in value based on the performance of investments you choose. You should use the Contracts for retirement planning or other long-term goals.

What are my Investment Options?

You can invest your Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 . American National Money Market          . Fidelity High Income
 . American National Growth                . Fidelity Growth
 . American National Balanced              . Fidelity Overseas
 . American National Equity Income         . Fidelity Contrafund
 . American National High Yield Bond       . Fidelity Asset Manager: Growth
 . American National International Stock   . Fidelity Growth Opportunities
 . American National Small-Cap/Mid-Cap     . Fidelity Growth and Income
 . American National Government Bond       . Fidelity Balanced
 . Fidelity Investment Grade Bond          . Fidelity Mid Cap Growth
 . Fidelity Asset Manager                  . T. Rowe Price Equity Income
 . Fidelity Index 500                      . T. Rowe Price Mid-Cap Growth
 . Fidelity Money Market                   . T. Rowe Price International Stock
 . Fidelity Equity-Income

Each such subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Eligible Portfolios have similar investment objectives. (See "The Funds" beginning on page 38.) There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Contract value.

You can also invest in our Fixed Account.

HOW DO I PURCHASE A CONTRACT?

You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. The minimum and maximum amounts of Purchase Payments vary depending upon the type of Contract purchased. (See "Contract Application and Purchase Payments," page 23.)

For a limited time, usually ten days after you receive your Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page 23.)

The contracts are not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

HOW DO I ALLOCATE PURCHASE PAYMENTS?

You can allocate your Purchase Payments among the 25 currently available subaccounts and the Fixed Account. You cannot allocate less than 10% of a Purchase Payment to any one investment option.

CAN I TRANSFER AMOUNTS BETWEEN THE INVESTMENT ALTERNATIVES?

You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. (See "Transfers Before Annuity Date" on page 25 for additional limitations.) Transfers from our Fixed Account after the Annuity Date are not permitted. (See "Allocation of Benefits" on page 34 for additional limitations.)

Before the Annuity Date, the first twelve transfers each Contract Year among the subaccounts or the Fixed Account are free. Additional transfers will be subject to a $10.00 exchange fee. Transfers after the Annuity Date are unlimited and free.

You should periodically review your allocations among the subaccounts and the Fixed Account to make sure they fit your current situation and financial goals.

You can make allocation changes in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we follow those procedures, we will not be liable for losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those procedures.

WHAT ARE THE DEATH BENEFITS UNDER THE CONTRACTS?

If you or the Annuitant die before the Annuity Date, the death benefit for Deferred Annuity Contracts will be at least the amount of the Accumulation Value less policy debt on the date notice of death is received at our home office. The death benefit may be more. (See "Death Benefit Before Annuity Date" on page 32.)

Policy debt is the amount of all unpaid policy loans plus accrued interest.

For the Immediate Annuity Contract, and after the Annuity Date for Deferred Annuity Contracts, death benefits, if any, depend upon the annuity option selected. (See "Annuity Options" at page 34.)

CAN I GET MY MONEY IF I NEED IT?

By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from Contracts qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See "Taxation of Qualified Contracts" under "Federal Tax Matters" at page 46.)

You can also make policy loans in Qualified Deferred Annuity Contracts. (See "Policy Loans in Qualified Deferred Annuity Contracts" on page 30.)

HOW CAN I RECEIVE ANNUITY PAYMENTS?

You can choose from a number of annuity payment options, which include

 .  monthly payments for a number of years
 .  payments for life
 .  payments made jointly

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Eligible Portfolios and the declared rate paid by us on our Fixed Account. (See "Annuity Options," page 34.)

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn. We also charge a daily distribution expense charge to cover sales or distribution expenses not covered by surrender charges. Such expense charge equals, on an annual basis, 0.05% of the Contract's daily Accumulation Value.

You will also be charged an annual contract fee of $25 on Non-Qualified Contracts and $30 on Qualified Contracts.

We charge a daily amount equal, on an annual basis, a mortality risk fee of .80% and an expense risk fee of .45% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay on expenses not covered by the annual contract fee.

We also charge a daily administration fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

Additional charges may be made by us for premium taxes when incurred.

WHAT ARE THE TAX CONSEQUENCES ASSOCIATED WITH THE CONTRACTS?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract when they are withdrawn. When you take distributions or withdrawals from a deferred contract, taxable earning are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax pealty for distributions or withdrawals taken before age 59 1/2.

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract. (See "Federal Tax Matters," page 44.)

IF I HAVE QUESTIONS, WHERE CAN I GO?

If you have any questions about the Contracts, you can contact your registered representative or write us at One Moody Plaza, Galveston, Texas 77550-7999 or call us at 1-800-306-2959.

CONTRACTOWNER TRANSACTION EXPENSES

EXPENSES BEFORE THE ANNUITY DATE

The following table summarizes the charges we will make prior to the Annuity Date. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions Before Annuity Date" on page 26.

SALES LOAD AS A PERCENTAGE OF PURCHASE PAYMENTS  0%

DEFERRED SALES LOAD ("SURRENDER CHARGE")

[ ]  Free Withdrawal Amount

     In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value or (2) your Accumulation Value less total Purchase Payments free (the "Free Withdrawal Amount"). The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge.

     When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such results into a percentage. We will reduce the first part of the formula for calculating the Free Withdrawal Amount (i.e., the 10% of Accumulation Value) by that percentage and will use the reduced percentage in the formula for calculating the Free Withdrawal Amount for additional withdrawals in that same Contract Year.

  .  Calculation of Surrender Charges

     Surrender Charges vary depending on the number of Contract Years since the Purchase Payment being withdrawn was paid, on a first paid, first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

     CONTRACT YEARS SINCE
          PURCHASE             APPLICABLE SURRENDER CHARGE
          PAYMENT                         AS A
          MADE                         PERCENTAGE
-------------------------------------------------------------------------------
            1                             7.0
            2                             7.0
            3                             6.0
            4                             5.0
            5                             4.0
            6                             3.0
            7                             2.0
     8 and thereafter                     0.0

                                         NON-QUALIFIED          QUALIFIED
                                           DEFERRED             DEFERRED
                                            ANNUITY              ANNUITY
--------------------------------------------------------------------------------
EXCHANGE FEE                              $  10                   $  10
(THERE IS NO EXCHANGE FEE FOR
THE FIRST 12 TRANSFERS)
ANNUAL CONTRACT FEE                       $  25                   $  30

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS PERCENTAGE OF AVERAGE NET ASSETS)
Mortality Risk Fees                       0.80%                   0.80%
Expense Risk Fees                         0.45%                   0.45%
Administrative Asset Fees                 0.10%                   0.10%
Distribution Expense Charge               0.05%                   0.05%
Total Separate Account Annual Expenses    1.40%                   1.40%

                                         NON-QUALIFIED          QUALIFIED
                                           DEFERRED             DEFERRED
                                            ANNUITY              ANNUITY
--------------------------------------------------------------------------------
AMERICAN NATIONAL MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement * **  0.09%                   0.09%
Other Expenses                            0.78%                   0.78%
Total Portfolio Annual Expenses           0.87%                   0.87%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.37%.

AMERICAN NATIONAL GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement * **  0.43%                   0.43%
Other Expenses                            0.44%                   0.44%
Total Portfolio Annual Expenses           0.87%                   0.87%
Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.01%.

AMERICAN NATIONAL BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement * **  0.26%                   0.26%
Other Expenses                            0.64%                   0.64%
Total Portfolio Annual Expenses           0.90%                   0.90%
Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.24%.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO ANNUAL EXPENSES
Management Fees after reimbursement * **  0.49%                   0.49%
Other Expenses                            0.44%                   0.44%
Total Portfolio Annual Expenses           0.93%                   0.93%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 0.99%.

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.55%                   0.55%
Other Expenses                            0.30%                   0.30%
Total Portfolio Annual Expenses           0.85%                   0.85%

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.75%                   0.75%
Other Expenses                            0.35%                   0.35%
Total Portfolio Annual Expenses           1.10%                   1.10%

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           1.25%                   1.25%
Other Expenses                            0.25%                   0.25%
Total Portfolio Annual Expenses           1.50%                   1.50%

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.50%                   0.50%
Other Expenses                            0.30%                   0.30%
Total Portfolio Annual Expenses           0.80%                   0.80%

** Under its Administrative Service Agreement with the American National Fund, Securities Management and Research, Inc. ("SM&R"), the American National Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the American National Fund effective May 1, 1994 until April 30, 2001, pursuant to which SM&R has agreed to reimburse the American National Money Market Portfolio and the American National Growth Portfolio for expenses in excess of .87%; the American National Balanced Portfolio for expenses in excess of .90% and the American National Equity Income Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

FIDELITY INVESTMENT GRADE BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.43%                   0.43%
Other Expenses                            0.11%                   0.11%
Total Portfolio  Annual Expenses          0.54%                   0.54%

FIDELITY ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.53%                   0.53%
Other Expenses after reimbursement        0.10%                   0.10%
Total Portfolio  Annual Expenses*         0.63%                   0.63%

FIDELITY INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.24%                   0.24%
Other Expenses                            0.04%                   0.04%
Total Portfolio Annual Expenses**         0.28%                   0.28%

FIDELITY MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.18%                   0.18%
Other Expenses                            0.09%                   0.09%
Total Portfolio Annual Expenses           0.27%                   0.27%

FIDELITY EQUITY-INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.48%                   0.48%
Other Expenses after reimbursement        0.09%                   0.09%
Total Portfolio Annual Expenses*          0.57%                   0.57%

FIDELITY HIGH INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.58%                   0.58%
Other Expenses after reimbursement        0.11%                   0.11%
Total Portfolio Annual Expenses           0.69%                   0.69%

FIDELITY GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.58%                   0.58%
Other Expenses after reimbursement        0.08%                   0.08%
Total Portfolio Annual Expenses*          0.66%                   0.66%

FIDELITY OVERSEAS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.73%                   0.73%
Other Expenses after reimbursement        0.18%                   0.18%
Total Portfolio Annual Expenses*          0.91%                   0.91%

FIDELITY CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.58%                   0.58%
Other Expenses after reimbursement        0.09%                   0.09%
Total Portfolio Annual Expenses*          0.67%                   0.67%

FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.58%                   0.58%
Other Expenses after reimbursement        0.13%                   0.13%
Total Portfolio  Annual Expenses*         0.71%                   0.71%

FIDELITY BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.43%                   0.43%
Other Expenses after reimbursement        0.14%                   0.14%
Total Portfolio Annual Expenses*          0.57%                   0.57%

FIDELITY GROWTH AND INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.48%                   0.48%
Other Expenses  after reimbursement       0.12%                   0.12%
Total Portfolio  Annual Expenses*         0.60%                   0.60%

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.58%                   0.58%
Other Expenses after reimbursement        0.11%                   0.11%
Total Portfolio  Annual Expenses*         0.69%                   0.69%

FIDELITY MID CAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.57%                   0.57%
Other Expenses after reimbursement        0.40%                   0.40%
Total Portfolio Annual Expenses**         0.97%                   0.97%
*A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds,' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, 66% for Growth Portfolio, 91% for Overseas Portfolio, .63% for Asset Manager Portfolio, .67% for Contrafund Portfolio, .71% for Asset Manager: Growth Portfolio, .57% for Balanced Portfolio, .69% for Growth Opportunities Portfolio, and .60% for Growth & Income Portfolio.

**FMR agreed to reimburse a portion of Index 500 Portfolio's and Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been .24%, .10%, .34% and .57%, 2.77% and 3.34%, respectively.

T. ROWE PRICE EQUITY INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.85%                   0.85%
Other Expenses                            0.00%                   0.00%
Total Portfolio Annual Expenses*          0.85%                   0.85%

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           0.85%                   0.85%
Other Expenses                            0.00%                   0.00%
Total Portfolio Annual Expenses*          0.85%                   0.85%

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                           1.05%                   1.05%
Other Expenses                            0.00%                   0.00%
Total Portfolio Annual Expenses*          1.05%                   1.05%
**T. Rowe Price Equity Income and Mid-Cap Growth Portfolios pay T. Rowe Price an annual all-inclusive fee of 0.85% based on such portfolio's average daily net assets. The T. Rowe Price International Stock Portfolio pays Rowe-Price-Fleming International, Inc. an annual all-inclusive fee of 1.05% based on such portfolio's average daily net assets. These fees pay for investment management services and other operating costs of the portfolios.

EXPENSES DURING THE ANNUITY PERIOD

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .80% and expense risk fee of .45%. We will also charge the Separate Account with the expenses of the Eligible Portfolios shown on previous pages in which you have invested. At the time you purchase the Immediate Annuity Contract, you will be charged a $100 Contract fee. No other fees or expenses are charged against the Contracts during the Annuity Period.

EXAMPLE: NON-QUALIFIED DEFERRED ANNUITY CONTRACT

If you surrender your Deferred Annuity Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                1       3       5      10
FUND                                           YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------
American National Money Market Portfolio        $87    $127    $157    $251
American National Growth Portfolio              $87    $127    $157    $251
American National Balanced Portfolio            $87    $128    $158    $254
American National Equity Income Portfolio       $87    $129    $160    $257
American National High Yield Bond Portfolio     $90    $138    $176    $290
American National International Stock
 Portfolio                                      $90    $138    $176    $290
American National Small-Cap/Mid-Cap
 Portfolio                                      $95    $152    $200    $337
American National Government Bond Portfolio     $86    $123    $151    $239
Fidelity Investment Grade Bond Portfolio        $84    $117    $140    $217
Fidelity Asset Manager Portfolio                $85    $120    $145    $226
Fidelity Index 500 Portfolio                    $81    $110    $127    $189
Fidelity Money Market Portfolio                 $81    $110    $126    $188
Fidelity Equity-Income Portfolio                $84    $118    $142    $220
Fidelity High Income Portfolio                  $85    $122    $148    $233
Fidelity Growth Portfolio                       $85    $121    $146    $230
Fidelity Overseas Portfolio                     $87    $128    $159    $255
Fidelity Contrafund Portfolio                   $85    $121    $147    $231
Fidelity Asset Manager: Growth Portfolio        $85    $122    $149    $235
Fidelity Balanced Portfolio                     $84    $118    $142    $220
Fidelity Growth and Income Portfolio            $84    $119    $143    $223
Fidelity Growth Opportunities Portfolio         $85    $122    $148    $233
Fidelity Mid Cap Portfolio                      $88    $130    $162    $262
T. Rowe Price Equity Income Portfolio           $87    $126    $156    $249
T. Rowe Price Mid-Cap Growth Portfolio          $87    $126    $156    $249
T. Rowe Price International Stock Portfolio     $89    $132    $166    $270

If you do not surrender your Deferred Annuity Contract or annuitize your Deferred Annuity Contract:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                1       3       5      10
FUND                                           YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------
American National Money Market Portfolio        $22    $68     $117    $251
American National Growth Portfolio              $22    $68     $117    $251
American National Balanced Portfolio            $22    $69     $118    $254
American National Equity Income Portfolio       $23    $70     $120    $257
American National High Yield Bond Portfolio     $26    $80     $136    $290
American National International Stock Portfolio $26    $80     $136    $290
American National Small-Cap/Mid-Cap Portfolio   $31    $95     $161    $337
American National Government Bond Portfolio     $21    $65     $111    $239
Fidelity Investment Grade Bond Portfolio        $19    $58     $100    $217
Fidelity Asset Manager Portfolio                $20    $61     $105    $226
Fidelity Index 500 Portfolio                    $16    $50     $ 87    $189
Fidelity Money Market Portfolio                 $16    $50     $ 86    $188
Fidelity Equity-Income Portfolio                $19    $59     $102    $220
Fidelity High Income Portfolio                  $20    $63     $108    $233
Fidelity Growth Portfolio                       $20    $62     $106    $230
Fidelity Overseas Portfolio                     $23    $69     $119    $255
Fidelity Contrafund Portfolio                   $20    $62     $107    $231
Fidelity Asset Manager: Growth Portfolio        $21    $63     $109    $235
Fidelity Balanced Portfolio                     $19    $59     $102    $220
Fidelity Growth and Income Portfolio            $19    $60     $103    $223
Fidelity Growth Opportunities Portfolio         $20    $63     $108    $233
Fidelity Mid Cap Portfolio                      $23    $71     $122    $262
T. Rowe Price Equity Income Portfolio           $22    $68     $116    $249
T. Rowe Price Mid-Cap Growth Portfolio          $22    $68     $116    $249
T. Rowe Price International Stock Portfolio     $24    $74     $126    $270

EXAMPLE:  QUALIFIED DEFERRED ANNUITY CONTRACT

If you surrender your Deferred Annuity Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                1       3       5      10
FUND                                           YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------
American National Money Market Portfolio        $87    $129    $160    $257
American National Growth Portfolio              $87    $129    $160    $257
American National Balanced Portfolio            $88    $129    $161    $260
American National Equity Income Portfolio       $88    $130    $163    $263
American National High Yield Bond Portfolio     $91    $139    $179    $295
American National International Stock Portfolio $91    $139    $179    $295
American National Small-Cap/Mid-Cap Portfolio   $96    $153    $203    $343
American National Government Bond Portfolio     $86    $125    $154    $245
Fidelity Investment Grade Bond Portfolio        $84    $119    $143    $223
Fidelity Asset Manager Portfolio                $85    $122    $148    $232
Fidelity Index 500 Portfolio                    $82    $112    $130    $195
Fidelity Money Market Portfolio                 $82    $111    $129    $194
Fidelity Equity-Income Portfolio                $85    $120    $145    $226
Fidelity High Income Portfolio                  $86    $123    $151    $239
Fidelity Growth Portfolio                       $85    $123    $149    $235
Fidelity Overseas Portfolio                     $88    $130    $162    $261
Fidelity Contrafund Portfolio                   $86    $123    $150    $237
Fidelity Asset Manager: Growth Portfolio        $86    $124    $152    $241
Fidelity Balanced Portfolio                     $85    $120    $145    $226
Fidelity Growth and Income Portfolio            $85    $121    $146    $229
Fidelity Growth Opportunities Portfolio         $86    $123    $151    $239
Fidelity Mid Cap Portfolio                      $88    $131    $165    $267
T. Rowe Price Equity Income Portfolio           $87    $128    $159    $255
T. Rowe Price Mid-Cap Growth Portfolio          $87    $128    $159    $255
T. Rowe Price International Stock Portfolio     $89    $134    $169    $275

If you do not surrender your Deferred Annuity Contract or annuitize your Deferred Annuity Contract:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                1        3      5      10
FUND                                           YEAR    YEARS   YEARS  YEARS
--------------------------------------------------------------------------------
American National Money Market Portfolio        $23     $70    $120    $257
American National Growth Portfolio              $23     $70    $120    $257
American National Balanced Portfolio            $23     $71    $121    $260
American National Equity Income Portfolio       $23     $72    $123    $263
American National High Yield Bond Portfolio     $26     $81    $139    $295
American National International Stock Portfolio $26     $81    $139    $295
American National Small-Cap/Mid-Cap Portfolio   $31     $96    $163    $343
American National Government Bond Portfolio     $21     $66    $114    $245
Fidelity Investment Grade Bond Portfolio        $19     $60    $103    $223
Fidelity Asset Manager Portfolio                $20     $63    $108    $232
Fidelity Index 500 Portfolio                    $17     $52    $ 90    $195
Fidelity Money Market Portfolio                 $17     $52    $ 89    $194
Fidelity Equity-Income Portfolio                $20     $61    $105    $226
Fidelity High Income Portfolio                  $21     $64    $111    $239
Fidelity Growth Portfolio                       $21     $64    $109    $235
Fidelity Overseas Portfolio                     $23     $71    $122    $261
Fidelity Contrafund Portfolio                   $21     $64    $110    $237
Fidelity Asset Manager: Growth Portfolio        $21     $65    $112    $241
Fidelity Balanced Portfolio                     $20     $61    $105    $226
Fidelity Growth and Income Portfolio            $20     $62    $106    $229
Fidelity Growth Opportunities Portfolio         $21     $64    $111    $239
Fidelity Mid Cap Portfolio                      $24     $73    $125    $267
T. Rowe Price Equity Income Portfolio           $22     $69    $119    $255
T. Rowe Price Mid-Cap Growth Portfolio          $22     $69    $119    $255
T. Rowe Price International Stock Portfolio     $24     $75    $129    $275

You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of any state premium taxes assessed.

The purpose of the preceding table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds, see their Prospectuses.

ACCUMULATION UNIT VALUES

The value of an Accumulation Unit outstanding throughout the period and the number of Accumulation Units outstanding for each subaccount are shown below.

                                                                             YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
Individual contracts in the accumulation period                  1999                 1998              1997
                                                              -----------          ----------       -----------
American National Growth Portfolio
Accumulation unit value at beginning of period                $     2.026          $    1.731       $     1.456
Accumulation unit value at end of period                      $     2.297          $    2.026       $     1.731
Number of accumulation units outstanding at end of period       2,015,376           1,996,018         1,622,115

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period                $     1.137          $    1.101       $     1.066
Accumulation unit value at end of period                      $     1.170          $    1.137       $     1.101
Number of accumulation units outstanding at end of period         213,611             170,623           195,843

AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation unit value at beginning of period                $     1.689          $    1.469       $     1.254
Accumulation unit value at end of period                      $     1.799          $    1.689       $     1.469
Number of accumulation units outstanding at end of period         890,629             948,987           558,223

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period                $     2.011          $    1.758       $     1.458
Accumulation unit value at end of period                      $     2.322          $    2.011       $     1.758
Number of accumulation units outstanding at end of period       2,578,359           2,650,679         1,937,161

FIDELITY INVESTMENT GRADE BOND
Accumulation unit value at beginning of period                $     1.357          $    1.263       $     1.176
Accumulation unit value at end of period                      $     1.325          $    1.357       $     1.263
Number of accumulation units outstanding at end of period         711,878             353,787            93,192

FIDELITY ASSET MANAGER
Accumulation unit value at beginning of period                $     1.724          $    1.518       $     1.278
Accumulation unit value at end of period                      $     1.889          $    1.724       $     1.518
Number of accumulation units outstanding at end of period         765,953             721,338           602,425

FIDELITY INDEX 500
Accumulation unit value at beginning of period                $     2.727         $     2.154       $     1.649
Accumulation unit value at end of period                      $     3.242         $     2.727       $     2.154
Number of accumulation units outstanding at end of period       2,527,478           2,288,624         1,753,242

FIDELITY  MONEY MARKET
Accumulation unit value at beginning of period                $     1.172         $     1.127       $     1.087
Accumulation unit value at end of period                      $     1.216         $     1.172       $     1.127
Number of accumulation units outstanding at end of period         536,318             518,157           774,056

FIDELITY EQUITY INCOME FUND
Accumulation unit value at beginning of period                $     2.054         $     1.869       $     1.482
Accumulation unit value at end of period                      $     2.154         $     2.054       $     1.869
Number of accumulation units outstanding at end of period       2,016,674           2,141,973         1,805,034

FIDELITY HIGH INCOME FUND
Accumulation unit value at beginning of period                $     1.460         $     1.546       $     1.334
Accumulation unit value at end of period                      $     1.558         $     1.460       $     1.546
Number of accumulation units outstanding at end of period         321,774             390,295           365,784

FIDELITY GROWTH
Accumulation unit value at beginning of period                $     2.532         $     1.840       $     1.513
Accumulation unit value at end of period                      $     3.432         $     2.532       $     1.840
Number of accumulation units outstanding at end of period       1,679,378           1,515,237         1,263,215

FIDELITY OVERSEAS
Accumulation unit value at beginning of period                $     1.427         $     1.283       $     1.167
Accumulation unit value at end of period                      $     2.008         $     1.427       $     1.283
Number of accumulation units outstanding at end of period         309,080             287,821           233,047

FIDELITY CONTRA FUND
Accumulation unit value at beginning of period                $     2.126         $     1.657       $     1.355
Accumulation unit value at end of period                      $     2.607         $     2.126       $     1.657
Number of accumulation units outstanding at end of period       1,120,743           1,048,709           748,156

FIDELITY ASSET MANAGER GROWTH
Accumulation unit value at beginning of period                $     1.725         $     1.487       $     1.207
Accumulation unit value at end of period                      $     1.961         $     1.725       $     1.487
Number of accumulation units outstanding at end of period         386,395             449,243           441,436

FIDELITY BALANCED
Accumulation unit value at beginning of period                $0.000
Accumulation unit value at end of period                      $1.004
Number of accumulation units outstanding at
     end of period                                            50,828

Individual contracts in the accumulation period                 1999
FIDELITY GROWTH OPPORTUNITIES
Accumulation unit value at beginning of period                $0.000
Accumulation unit value at end of period                      $0.984
Number of accumulation units outstanding at end of period      4,092

FIDELITY GROWTH & INCOME
Accumulation unit value at beginning of period                $0.000
Accumulation unit value at end of period                      $1.019
Number of accumulation units outstanding at end of period     18,264

FIDELITY MID CAP GROWTH
Accumulation unit value at beginning of period                $0.000
Accumulation unit value at end of period                      $1.215
Number of accumulation units outstanding at end of period      3,005

T. ROWE PRICE EQUITY INCOME
Accumulation unit value at beginning of period                $0.000
Accumulation unit value at end of period                      $0.939
Number of accumulation units outstanding at end of period      1,759

T. ROWE PRICE INTERNATIONAL STOCK
Accumulation unit value at beginning of period                $0.000
Accumulation unit value at end of period                      $1.080
Number of accumulation units outstanding at end of period         29

T. ROWE PRICE MID-CAP GROWTH
Accumulation unit value at beginning of period                $0.000
Accumulation unit value at end of period                      $1.144
Number of accumulation units outstanding at end of period        722

CONTRACTS

TYPES OF CONTRACTS

This Prospectus offers the following two types of Contracts:


 . DEFERRED ANNUITY CONTRACT - Provides for annuity payments to commence at a future date. You can choose to vary your Purchase Payments or pay a single Purchase Payment. Deferred annuity contracts can be either Qualified or Non-Qualified.

 . IMMEDIATE ANNUITY CONTRACT - Provides for annuity payments to commence immediately. You can only purchase this type of Contract by making a single Purchase Payment.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 24.) If your application cannot be processed within five days after receipt, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allocated to the Fidelity Money Market Portfolio. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. No Surrender Charges are assessed on refunds.

Unless changed by us, Deferred Annuity Contracts require the following minimum Purchase Payments:

 . Flexible Purchase Payment Deferred Annuity Contracts - $100 minimum initial and subsequent Purchase Payments

 . Single Purchase Payment Deferred Annuity Contracts - $5,000 minimum single payment

 .  Immediate Annuity Contracts - $2,000 minimum initial investment

   Without our approval, the maximum Purchase Payment under a Deferred Annuity Contract is $1,000,000.

You can make Purchase Payments in a Flexible Purchase Payment Deferred Annuity Contract at such intervals as you desire. You can change the frequency of your Purchase Payments. If you stop making Purchase Payments, you may resume such payments at any time before the Annuity Date.

The number of changes permitted and the maximum payments allowed under the Internal Revenue Code for Qualified Contracts vary depending on the type of Plan. Failure to comply with those limitations may subject the Contract to adverse tax treatment.

ALLOCATION OF PURCHASE PAYMENTS

After the "free look" period, your Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

CREDITING OF ACCUMULATION UNITS

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.

ALLOCATION OF CHARGES AND OTHER DEDUCTIONS TO THE SUBACCOUNTS AND THE FIXED ACCOUNT

Unless you allocated differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

 .  collect charges
 .  pay surrender value
 .  secure policy loans
 .  provide benefits

We will immediately reinvest dividends and capital gain distributions received from an Eligible Portfolio at net asset value in shares of that Eligible Portfolio.

DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by:

 .  multiplying the per share net asset value of the corresponding Eligible
   Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 . subtracting a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that subaccount; and

 . dividing by the number of units held in the subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit Value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios will increase or decrease the Accumulation Unit Value for each subaccount, the Eligible Portfolio expenses and the deduction of certain charges by us affect the Accumulation Unit Value for each subaccount.

TRANSFERS BEFORE ANNUITY DATE

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 . Transfers from subaccounts must be at least $250 or the balance of the subaccount if less.

 .  A subaccount must have a balance of at least $100 after a transfer.

 .  Transfers from the Fixed Account can only be made during the first thirty
   (30) days of each Contract Year and cannot exceed the greater of (1) 25% of the amount in the Fixed Account or (2) $1,000.

 . The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee," page 27.)

We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

Transfers resulting from policy loans will not be subject to a transfer charge. In addition, such policy loans will not be counted for purposes of the limitation on the number of free transfers allowed in each Contract Year.

We may revoke or modify the transfer privilege. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page 34.

CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BEFORE ANNUITY DATE

SURRENDER CHARGE

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contracts. (See "Deferred Sales Load [`Surrender Charge'] on page 10.)

When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such result into a percentage. Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

 . Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be your $4,000. Accordingly, $4,000 of your withdrawal will be free of surrender charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

 . Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free of surrender charge. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

OTHER CHARGES

Your Contract is subject to certain other charges:

[ ]  Administrative Charges

     . An annual contract fee charged at the end of each Contract Year. The fee for Non-Qualified Deferred Annuity Contracts is $25. The fee for Qualified Deferred Annuity Contracts is $30. If a Contract is fully surrendered, a pro rata portion of the fee will be deducted.

     . An administrative asset fee charged daily in Deferred Annuity Contracts at an annual rate of 0.10%.

These fees are designed to reimburse us for the cost of administration and are not intended to produce a profit.

 . Premium Taxes

  Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

 . Mortality and Expense Risk Fee

  Annuity payments will not decrease because of adverse mortality experience of annuitants as a class or increases in our actual expenses over expense charges. We assume the risks that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contracts, to the extent that the death benefit exceeds the Accumulation Value.

  For our promises to accept these risks, a 0.80% per annum Mortality Risk Fee and a 0.45% per annum Expense Risk Fee will be assessed daily against the Separate Account. Although we could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred, we expect to profit from this charge. We may use such profit for any proper purpose, including distribution expenses.

 . Distribution Expense Charge

  A distribution expense charge is assessed daily to each subaccount to partially compensate us for the risk that surrender charges may be insufficient to cover the costs of distributing the Contracts. The distribution expense charge is 0.05% annually. If the distribution expense charge is insufficient to cover the actual expenses, we will bear the loss or use any gain or profit available from other charges to cover such loss. If the charge is more than sufficient, the excess will be a profit to us.

 . Charges for Taxes

  None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 . Exchange Fee

  A $10.00 exchange fee is charged for transfers among the subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred. No fee is imposed on transfers as a result of policy loans. There is no charge for one transfer from the Fixed Account permitted each contract year.

DEDUCTION OF FEES

Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

CHARGES AND DEDUCTIONS DURING THE ANNUITY PERIOD

During the Annuity Period, we will charge:

 . A mortality risk fee of .80% and expense risk fee of .45% against the Separate Account

 . Expenses of the Eligible Portfolios in which you have invested, as shown in the tables on page 9

 . If you purchase an Immediate Annuity contract, a $100 Contract fee at the time of purchase

No other fees or expenses are charged against the Contracts during the Annuity Period.

EXCEPTIONS TO CHARGES

We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

SURRENDERS

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

 . If a partial surrender would leave less than $250 Accumulation Value, the Contract must be fully surrendered.

 . A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

   The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Accumulation Value available for full or partial surrenders can be determined by:

 . multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit Value;

 .  adding any Accumulation Value in the Fixed Account; and

 . deducting policy debt, prorata annual administrative fees and any surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

SYSTEMATIC WITHDRAWAL PROGRAM

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from a subaccount or the Fixed Account is $50. Systematic withdrawals can be started at anytime. We must receive written notification from you specifying the amount, frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken prorata from each subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See "Federal Tax Matters," page 44.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See "Taxation of Qualified Contracts," page 46.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age
70 1/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. Numerous special tax rules apply to Contractowners whose Contracts are used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.

POLICY LOANS IN QUALIFIED DEFERRED ANNUITY CONTRACTS

Policy loans are allowed on Qualified Deferred Annuity Contracts unless considered as taxable distributions under federal law. After the first year, you may borrow from us using the Qualified Contract as the security for the loan. Policy loans are subject to the following:

[ ]  Policy Loan Amount

     .  cannot be less than $2,500

     .  cannot exceed the lesser of:

        -  50% of Accumulation Value less surrender; or

        -  $50,000.00.

[ ]  Loan Interest

        charged daily, not to exceed 8% annual rate

     . due at the end of each Contract Year or when the policy loan is repaid, if earlier.

     . interest not paid when due will become part of the policy loan and will accrue interest charges.

[ ]  Effect of Policy Loans

     Accumulation Value equal to the policy loan will be transferred from the Separate Account and the Fixed Account to our General Account as security for the policy debt. Such amount will earn interest at an annual rate not less than 3.0% which will be credited at the end of the Contract Year. The Accumulation Value securing the policy debt will be allocated among the subaccounts and the Fixed Account in accordance with your instructions when the policy loan is requested. The minimum amount that can remain in a subaccount or the Fixed Account after a policy loan is $100. If you do not give us allocation instructions, or if your instructions conflict with this minimum requirement, the allocation will be prorata among the subaccounts and the Fixed Account. We will transfer Accumulation Value from the subaccounts and the Fixed Account to secure loan interest which is not paid in any Contract Year. (Refer to "Deduction of Fees" on page 28.)

     A policy loan will permanently affect the Accumulation Value of a Contract even if the policy loan is repaid. The effect could be favorable or unfavorable depending on whether the investment performance of the subaccount(s) selected by you (or by us if you do not make an allocation) is less or greater than the interest rate credited to the Accumulation Value held in the General Account to secure policy debt. In comparison to a Contract under which no policy loan was made, the Accumulation Value will be lower if the General Account interest rate is less than the investment performance of the subaccount(s), and greater if the General Account interest rate is higher than the investment performance of the subaccount(s).

     We will allocate interest earned on amounts held in the General Account to the subaccounts and the Fixed Account on each Contract Anniversary in the same proportion that Purchase Payments are being allocated to those subaccounts and the Fixed Account. Upon repayment of policy debt, the portion of the repayment allocated in accordance with the repayment of indebtedness provision will be transferred to the Accumulation Value in that subaccount or the Fixed Account.

     We expect to fund policy loans within seven days after receipt of your written request in proper form. You can only have one loan outstanding at any time. Policy loans may have tax consequences. (See "Federal Tax Matters," page 44.)

[ ]  POLICY DEBT

     The Contract will terminate and have no value if the amount of unpaid loans, plus accrued interest, ever equal or exceed the Accumulation Value less Surrender Charges. The effective date of termination will be 31 days after we have mailed notice of termination to your last known address and you have not paid policy debt at least equal to the excess over the surrender amount.

     If any death benefit proceeds or annuity benefits become due and payable when a policy loan is outstanding, we will reduce proceeds by the policy debt.

[ ]  POLICY LOAN REPAYMENT

     . You must repay Policy loans, other than "Home Loans," on or before the fifth anniversary of the policy loan.

     . You must repay Policy loans in a lump sum payment or, at our discretion, in installments. All policy loan payments must be at least $10.00.

     . Policy debt, other than a "Home Loan," unpaid after the fifth anniversary of the policy loan will be deemed a distribution of the Contract proceeds. The Contract will be reduced by the amount of any such balance. (See "Taxation of Annuities in General" on page 44.)

       "Home Loan" means any policy loan for the purpose of acquiring, constructing, reconstructing or substantially rehabilitating a dwelling unit for use by you (as defined in Section 267(c) of the Internal Revenue
       Code) as a principal place of residence for a reasonable period of time. You may repay "Home Loans" over a period of time not to exceed 15 years, with level installment payments made not less frequently than quarterly.

       Policy loans are not allowed on Non-Qualified Deferred Annuity Contracts because of adverse tax consequences.

DEATH BENEFIT BEFORE ANNUITY DATE

If you or the Annuitant die before the Annuity Date, we will pay a death benefit equal to the greater of:

 .  Accumulation Value less policy debt; or

 .  The minimum guaranteed death benefit less policy debt.

We recalculate the "minimum guaranteed death benefit" of your Contract each time you make a partial surrender and at the end of each six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders, if any, during such period. In subsequent six Contract Year periods, the minimum guaranteed death benefit will equal the greater of:

1. the Accumulation Value at the end of the preceding six Contract Year period;
   or

2. the minimum guaranteed death benefit at the end of the preceding six Contract Year period, plus Purchase Payments made and minus reductions to reflect partial surrenders, if any, after such date.

A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender. The reduction is calculated by dividing the minimum guaranteed death benefit immediately prior to a partial surrender by the Accumulation Value on the same date and multiplying such amount times the amount of the partial surrender.

Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract's Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000 which is calculated by:

 . dividing the minimum guaranteed death benefit immediately prior to the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

 . multiplying such amount ($4,000 divided by $8,000 or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit prior to the partial surrender ($4,000) would be reduced by the amount necessary to reflect the partial surrender ($1,000) which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the end of the first six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600 which is calculated by

 . dividing the minimum guaranteed death benefit immediately prior to the partial surrender ($9,000) ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

 . multiplying such amount ($9,000 divided by $10,000 or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit prior to the partial surrender ($9,000) would be reduced by the amount necessary to reflect the partial surrender ($3,600) which would result in a new minimum guaranteed death benefit of $5,400.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described on page 34. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary are described below under "Distributions During the Annuity Period," on page 34.

DISTRIBUTIONS DURING THE ANNUITY PERIOD

All or part of any amount payable at the Annuity Date for Deferred Annuity Contracts may be applied to any of the Annuity Options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $2,000. Our consent is required for any payment to a corporation, association, partnership, or trustee.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

 . Non-Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after the Annuitant's age 85 and annuity payments must begin not later than Annuitant's age 95.

 . Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after age 70 and annuity payments must begin not later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70/1//2 or retires.

If you have not elected an Annuity Date, we may automatically begin payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See "Federal Tax Matters" on page 44.)

Once an Annuity Payment is made, the Annuity Option cannot be changed to another Annuity Option.

ALLOCATION OF BENEFITS

Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.

In lieu of this allocation, you may elect to transfer your Accumulation Units to either one or more Eligible Portfolios or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before and including any annuity payment date.

No election can be made unless such election would produce an initial annuity payment of at least $20.

ANNUITY OPTIONS

The following annuity options are available.

 . Option 1 - Life Annuity - monthly payments during the lifetime of an individual, ceasing with the last annuity payment due prior to the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 . Option 2 - Life Annuity with ten or 20 Years Certain - monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 . Option 3 - Unit Refund Life Annuity - monthly payments during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under a Variable Annuity payout, will be repaid to the Annuitant or his beneficiary.

 . Option 4 - Joint and Survivor Annuity - monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 . Option 5 - Installment Payments, Fixed Period - monthly payments for a specified number of years not exceeding 20. The amount of each Variable Annuity payment will be determined by multiplying the Annuity Unit value on the day the annuity payment is made by the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

 . Option 6 - Equal Installment Payments, Fixed Amount - monthly installments
  (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with us.

 . Option 7 - Deposit Option - The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

 . Option 8 - IRC Age Recalculation - payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable), each year as computed in reference to actuarial tables prescribed by the U. S. Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

 . Other Annuity Forms - May be agreed upon.

Any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, 6 or 8 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

VALUE OF VARIABLE ANNUITY PAYMENTS:

ASSUMED INVESTMENT RATES

The annuity tables in the Contract used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 3.0% per annum, the annuity payments will remain constant. If the actual net investment return exceeds 3.0%, the annuity payments will increase. If the actual net investment return is less than 3.0%, the annuity payments will decline.

Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

At your election, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request to us.

ANNUITY PROVISIONS

We determine non-qualified life contingent annuity payments based on the mortality table (1983 Table "a" with Projection scale G, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected. The annuity payment will also vary with the investment performance of Eligible Portfolios you choose.

We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993.

Payment of surrender amounts, policy loans and benefits payable in connection with death, annuity payments and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS, AND FIXED ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contracts are our obligations.

THE SEPARATE ACCOUNT

We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us . We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently twenty-one subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

THE FUNDS

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

[ ] The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

    . AMERICAN NATIONAL GROWTH PORTFOLIO ... seeks to achieve capital appreciation.

    . AMERICAN NATIONAL EQUITY INCOME PORTFOLIO ... seeks to achieve growth of capital and/or current income.

    . AMERICAN NATIONAL BALANCED PORTFOLIO ... seeks to conserve principal, produce reasonable current income and achieve long-term capital appreciation.

    . AMERICAN NATIONAL MONEY MARKET PORTFOLIO ... seeks the highest income consistent with preserving capital and maintenance of liquidity.

    . AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO ... seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

    . AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO ... seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

    . AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO ... seeks to provide a high level of current income. As a secondary investment objective, the fund seeks capital appreciation.

    . AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO ... seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

Securities Management and Research, Inc. ("SM&R") is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

[ ] The Fidelity Funds - currently have the following series or portfolios, each of which is an Eligible Portfolio:

    . FIDELITY INVESTMENT GRADE BOND PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital. The portfolio normally invests in U. S. dollar-denominated investment-grade bonds. The portfolio is managed to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

    . FIDELITY EQUITY INCOME PORTFOLIO ... seeks reasonable income, while also considering the potential for capital appreciation. The portfolio seeks a yield which exceeds the composite yield on the securities comprising the S&P 500. The portfolio normally invests at least 65% of its total assets in income-producing equity securities. It may also invest in other types of equity securities and debt securities, including lower-quality debt securities.

    . FIDELITY HIGH INCOME PORTFOLIO ... seeks a high level of current income while also considering growth of capital. The portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions on resale to the general public. The portfolio may also invest in non-income producing securities, including defaulted securities and common stocks. The portfolio currently intends to limit common stocks to 10% of the portfolio's assets.

    . FIDELITY GROWTH PORTFOLIO ... seeks capital appreciation. The portfolio normally invests primarily in common stocks, of companies believed to have above-average growth potential.

    . FIDELITY OVERSEAS PORTFOLIO ... seeks long term growth of capital. The portfolio normally invests at least 65% of its total assets in foreign securities, primarily common stocks. The portfolio normally diversifies its investments across different countries and regions.

    . FIDELITY MONEY MARKET PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio will invest in U.S. dollar denominated money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements.

    . FIDELITY ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

    . FIDELITY INDEX 500 PORTFOLIO ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The portfolio seeks the achieve a 98% or better correlation between its total return and the total return of the index.

    . FIDELITY CONTRAFUND PORTFOLIO ... seeks long-term capital appreciation.
      The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

    . FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

    . FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ... seeks to provide capital growth. The portfolio normally invests its assets primarily in common stocks. The portfolio may also invest in other types of securities, including bonds which may be lower-quality debt securities.

    . FIDELITY GROWTH AND INCOME PORTFOLIO ... seeks high total return through a combination of current income and capital appreciation. The portfolio normally invests a majority of its assets in common stocks with a focus on those that pay dividends and show potential for capital appreciation. It may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

    . FIDELITY BALANCED PORTFOLIO ... seeks both income and growth of capital.
      The portfolio maintains a balance between stocks and bonds, but will always invest at least 25% of the fund's total assets in fixed-income senior securities, including debt securities and preferred stock.

    . FIDELITY MID CAP GROWTH PORTFOLIO ... seeks long-term growth of capital.
      The portfolio normally invests primarily in common stocks. At least 65% of the portfolio's total assets will be invested in securities of companies with medium market capitalizations.

The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

[ ] The T. Rowe Price Funds - currently have the following series or portfolios, all of which are Eligible Portfolios:

    . T. ROWE PRICE EQUITY INCOME PORTFOLIO ... seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

    . T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ... seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The portfolio will invest at least 65% of its assets in diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The portfolio considers "mid-cap companies" as companies with market capitalizations (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the portfolio's assets will be invested in U. S. common stocks.

    . T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ... seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The portfolio expects to invest substantially all of the portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.

T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Securities and T. Rowe Price Fixed Income Securities. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited, is responsible for selection and management of the portfolio investments of T. Rowe Price International Series.

THE ACCOMPANYING PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING AND CONTAIN A FULL DESCRIPTION OF THE AMERICAN NATIONAL FUND, THE FIDELITY FUNDS AND THE T. ROWE PRICE FUNDS, THEIR INVESTMENT POLICIES AND RESTRICTIONS, RISKS, CHARGES AND EXPENSES AND OTHER ASPECTS OF THEIR OPERATION.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

CHANGES IN INVESTMENT OPTIONS

We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or
appropriate.    In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FIXED ACCOUNT

Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers Before Annuity Date," page 25.)

We guarantee that we will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. We may, at our discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "`33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "`40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the `33 Act or `40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT TAX ADVICE.

INTRODUCTION

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the "IRS") will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

TAX STATUS OF THE CONTRACTS

The following discussion assumes that the Contract will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES IN GENERAL

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract's Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contractowner should discuss these with a tax adviser.

The "investment in the contract" generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income).

The following discussion applies to Contracts owned by natural persons.

WITHDRAWALS

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

PENALTY TAX

For all distributions from Non-Qualified Contracts, there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

 .  made after the taxpayer reaches age 591/2;

 .  made as a result of the death of the Contractowner;

 .  attributable to the taxpayer becoming disabled; or

 . made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

 . For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

 . For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

 . if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

 . if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

TRANSFERS OR ASSIGNMENTS OF A CONTRACT

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

WITHHOLDING

Annuity distributions generally are subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

MULTIPLE CONTRACTS

All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.

EXCHANGES

Section 1035 of the Internal Revenue Code (the "Code") provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

TAXATION OF QUALIFIED CONTRACTS

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, (408A) or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

 .  contributions made in excess of specified limits;

 .  distributions received prior to age 591/2 (subject to certain exceptions);

 . distributions that do not conform to specified commencement and minimum distribution rules;

 .  aggregate distributions in excess of a specified annual amount; and

 .  contributions or distributions made in other  circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions and other transactions with
respect to a Qualified Contract comply with applicable law.   If you are
considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.

DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant): (a) reaches age 701/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 701/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 701/2.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

TAX SHELTERED ANNUITIES

Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 591/2, separation from service, disability, or financial hardship:

 (a) elective contributions made in years beginning after December 31, 1988;

 (b) earnings on those contributions; and

 (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the Contractowner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 591/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

[Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.]

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.

DEFERRED COMPENSATION PLANS

Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the Plan Participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.

ALL CONTRACTS

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contractowner or recipient of a distribution. A tax adviser should be consulted for further information.

PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Fidelity Money Market subaccount and the American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Fidelity Investment Grade Bond and the Fidelity High Income subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the subaccount over a 30-day period.

DISTRIBUTOR OF CONTRACTS

Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contracts. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling Contracts receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 8.0% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contracts under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1999 and 1999 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1999 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the '33 Act. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contracts offered hereby. Statements contained in this Prospectus as to the terms of the Contracts and other legal instruments are summaries. For a complete statement of such terms, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                 Page

The Contracts..................................................   3
Valuation of Accumulation Units................................   3
Computation of Variable Annuity Payments.......................   3
Annuity Unit Value.............................................   4
Summary........................................................   4
Exceptions to Charges..........................................   5
Termination of Contracts.......................................   5
Group Unallocated Contracts....................................   6
Additional Federal Tax Matters.................................   7
Limits on Subsequent Purchase Payments (Under the Internal
  Revenue Code)................................................   7
Taxation of American National..................................   7
Tax Status of the Contracts....................................   8
Diversification Requirement....................................   8
Required Distributions.........................................   8
Assignment.....................................................   9
Distribution of the Contracts..................................  10
Records and Reports............................................  10
Performance....................................................  11
Total Return...................................................  11
Yields.........................................................  12
State Law Differences..........................................  13
Separate Account...............................................  13
Termination of Participating Agreements........................  14
Financial Statements...........................................  17
Financials.....................................................  18

     This page left blank intentionally for purposes of print pagination.

                          [Logo of American National}

INVESTRAC GOLD Variable Annuity Contracts
Issued by American National Insurance Company
Home Office  One Moody Plaza  Galveston TX 77550-7999
Prospectus  May 1, 2000   1-800-306-2959
This prospectus describes a group unallocated variable annuity contract.

You can allot contract value to American National Variable Annuity Separate Account, which reflects the investment performance of mutual fund portfolios selected by you, or our Fixed Account which earns a guaranteed minimum rate. At this time, you can allot your contract value to the following mutual fund portfolios:

American National Fund              .  Growth Portfolio
 .  Growth Portfolio                 .  Overseas Portfolio
 .  Equity Income Portfolio          .  Money Market Portfolio
 .  Balanced Portfolio               .  Investment Grade Bond Portfolio
 .  Money Market Portfolio           .  Asset Manager Portfolio
Fidelity Funds                      .  Index 500 Portfolio
 .  Equity Income Portfolio          .  Contrafund Portfolio
 .  High Income Portfolio            .  Asset Manager: Growth Portfolio

This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, ("SEC") which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page 31 of this prospectus. The SEC maintains an internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI and other information regarding companies that file electronically with the SEC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

For a full description of the American National Fund and Fidelity Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses.

Please read this prospectus carefully and keep it for future reference.

Form 1005                          *1005*                         Rev. 5-00

TABLE OF CONTENTS

                                                                Page
Glossary.........................................................  4
Introduction.....................................................  5
  What is the Purpose of the Contract?...........................  5
  What are the Investment Options?...............................  5
  How Do I Purchase a Contract?..................................  5
  How Do I Allot Purchase Payments?..............................  6
  Can I Transfer Amounts Between
   the Investment Alternatives?..................................  6
  Can I Make Withdrawals?........................................  6
  Is an Annuity Available?.......................................  6
  What are the Charges and Deductions
   Under the Contract?...........................................  6
  What are the Tax Consequences Associated with the Contract?....  7
  If I Have Questions, Where Can I Go?...........................  7
Contractowner Transaction Expenses...............................  8
  Sales Load as a Percentage of Purchase Payments................  8
  Deferred Sales Load ("Surrender Charges")......................  8
Accumulation Unit Values......................................... 13
Contract......................................................... 15
  Type of Contract............................................... 15
  Contract Application and Purchase Payments..................... 15
  Allocation of Purchase Payments................................ 15
  Crediting of Accumulation Units................................ 15
  Determining Accumulation Unit Values........................... 16
  Transfers...................................................... 16
Charges and Deductions........................................... 17
  Surrender Charge............................................... 17
  Other Charges.................................................. 17
  Deduction of Fees.............................................. 18
  Exceptions to Charges.......................................... 18
Distributions Under the Contract................................. 19
  Surrenders..................................................... 19
Annuity Payments................................................. 20
  Annuity Options................................................ 20
  Annuity Provisions............................................. 21

The Company, Separate Account, Funds
 and Fixed Account............................................... 22
 American National Insurance Company............................. 22
 The Separate Account............................................ 22
 The Funds....................................................... 23
 Changes in Investment Options................................... 25
 Fixed Account................................................... 25
Federal Tax Matters.............................................. 27
 Introduction.................................................... 27
 Taxation of Annuities in General................................ 27
 Qualified Contracts............................................. 27
Performance...................................................... 28
Distributor of the Contract...................................... 29
Legal Matters.................................................... 29
Legal Proceedings................................................ 29
Experts.......................................................... 29
Additional Information........................................... 29
Financial Statements............................................. 31
Table of Contents of Statement
 of Additional Information....................................... 31

GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by us and the date the Contract is surrendered.

Accumulation Unit. A unit used by us to calculate a Contract's value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

American National Fund. American National Investment Accounts, Inc.

Company ("we", "our" or "us" ). American National Insurance Company.

Contract The contract described in this Prospectus.

Contractowner ("You"). Unless changed by notice to us, the Contractowner is the entity stated in the application.

Contract Anniversary. An anniversary of the date the Contract was issued.

Contract Year. A one-year period commencing on either the date of issue or a Contract Anniversary.

Deferred Annuity Contract. A Contract in which annuity payments commence at some future date.

Eligible Portfolio. A Portfolio which corresponds to a subaccount.

Fidelity Funds. Variable Insurance Products Fund and Variable Insurance Products Fund II.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

General Account. All of our assets except those segregated in separate accounts.

Group Unallocated Contract. A contract in which all Accumulation Units are credited to one accumulation account.

Non-Qualified Contract. A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code. Plan. A document or agreement defining retirement or other benefits and those eligible to receive them. A Plan is not a part of a Contract and we are not a party to a Plan.

Portfolio. A series of a mutual fund designed to meet specified investment objectives.

Purchase Payment. A payment made to us less any premium tax charges.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date. Each day the New York Stock Exchange ("NYSE") is open for regular trading. A redemption, transfer or purchase can be made only on days that American National is open. American National will be open on each day the NYSE is open except for the day after Thanksgiving and the Friday before Christmas Eve.

Valuation Period. The close of business on one Valuation Date to the close of business on another.

INTRODUCTION

What is the Purpose of the Contract?

The Contract allows the accumulation of funds, on a tax-deferred basis, at rates that will increase or decline in value based on the performance of investments you choose.

What are the Investment Options?

You can invest Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 . American National Money Market
 . American National Balanced
 . American National Equity Income
 . American National Growth
 . Fidelity Investment Grade Bond
 . Fidelity Asset Manager
 . Fidelity Index 500
 . Fidelity Money Market
 . Fidelity Equity-Income
 . Fidelity High Income
 . Fidelity Growth
 . Fidelity Overseas
 . Fidelity Contrafund
 . Fidelity Asset Manager: Growth

Each such subaccount and corresponding Eligible Portfolio has its own investment objective (See "The Funds" at page 23). There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Contract value.

You can also invest in our Fixed Account.

How Do I Purchase a Contract?

You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. You must make at least a $2,000 minimum initial Purchase Payment and at least $100 subsequent Purchase Payments. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page 15.)

The contract is not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

How Do I Allot Purchase Payments?

You can allot Purchase Payments among the 14 currently available subaccounts and the Fixed Account. You cannot allot less than 10% of a Purchase Payment to any one investment option.

Can I Transfer Amounts Between the Investment Alternatives?

You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account are limited. (See "Transfers" on page 16 for additional limitations.)

The first twelve transfers each Contract Year among the subaccounts or to the Fixed Account are free. Additional transfers will be subject to a $10.00 exchange fee.

You should periodically review allocations among the subaccounts and the Fixed Account to make sure they fit the current situation and financial goals.

You can make allotment changes in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we follow those procedures, we will not be liable for losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those procedures.

Can I Make Withdrawals?

By written request to us, you can withdraw all or part of the Accumulation Value at any time. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. Such withdrawal may also be subject to Plan restrictions.

Is An Annuity Available?

You can select from a number of annuity options, either fixed or variable, each of which provides a different level and number of annuity payments. The annuity options include payments

 .  for the life of a Plan Participant
 .  for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years
 . made jointly to a Plan Participant and another named individual with a right of survivorship.

(See "Annuity Options," page 20).

What are the Charges and Deductions Under the Contract?

We do not currently deduct a sales charge when you purchase a Contract. We may deduct a surrender charge up to 4% of Purchase Payments withdrawn. We also charge a daily administrative asset fee. Such expense charge equals, on an annual basis, 0.10% of the Contract's daily Accumulation Value.

We charge a daily amount equal, on an annual basis, a mortality risk fee of .40% and an expense risk fee of .45% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay expenses.

Additional charges may be made by us for premium taxes when incurred.

What are the Tax Consequences Associated With the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a deferred Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

If I Have Questions, Where Can I Go?

If you or the plan administrator have any questions about the Contract, you or the plan administrator can contact your registered representative or write us at One Moody Plaza, Galveston, Texas 77550-7999. You can call us at 1-800-306-2959.

CONTRACT OWNER TRANSACTION EXPENSES

The following table summarizes the charges we will make. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions" on page 17.

Sales Load as a Percentage of Purchase Payments 0%
Deferred Sales Load ("Surrender Charge")

         Contract Years                 Applicable Surrender Charge
              as a
         Percentage of
         Each Withdrawal
-------------------------------------------------------------------------------
             1                                     4.0
             2                                     3.5
             3                                     3.0
             4                                     2.5
             5                                     2.0
             6                                     1.5
             7                                     1.0
     8 and thereafter                              0.0

Exchange Fee                                                 $ 10
(there is no exchange fee for
the first twelve transfers)
Annual Contract Fee                                          $  0

Separate Account Annual Expenses
(as a percent of average net assets)
Mortality Risk Fee                                          0.40%
Expense Risk Fee                                            0.45%
Administrative Asset Fee                                    0.10%
Total Separate Account Annual Expense                       0.95%

American National Money Market Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement*                        0.09%
Other Expenses                                              0.78%
Total Portfolio Annual Expense                              0.87%

*Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.28%.

American National Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement*                        0.43%
Other Expenses                                              0.44%
Total Portfolio Annual Expenses                             0.87%

*Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 0.94%.

American National Balanced Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement*                        0.26%
Other Expenses                                              0.64%
Total Portfolio Annual Expenses                             0.90%

*Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.14%.

American National Equity Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement*                        0.49%
Other Expenses                                              0.44%
Total Portfolio Annual Expenses                             0.93%

*Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 0.94%.

**Under its Administrative Service Agreement with the Fund, Securities Management and Research, Inc. ("SM&R"), the Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the Fund effective May 1, 1994 until April 30, 2001, pursuant to which SM&R has agreed to reimburse the American National Money Market Portfolio and the American National Growth Portfolio for expenses in excess of .87%; the American National Balanced Portfolio for expenses in excess of 0.90% and the American National Equity Income Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

Fidelity Investment Grade Bond Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.43%
Other Expenses                                                0.11%
Total Portfolio  Annual Expenses                              0.54%

Fidelity Asset Manager Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.53%
Other Expenses after reimbursement                            0.10%
Total Portfolio  Annual Expenses*                             0.63%

Fidelity Index 500 Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.24%
Other Expenses                                                0.04%
Total Portfolio Annual Expenses**                             0.28%

Fidelity Money Market Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.18%
Other Expenses                                                0.09%
Total Portfolio Annual Expenses                               0.27%

Fidelity Equity-Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.48%
Other Expenses after reimbursement                            0.09%
Total Portfolio Annual Expenses*                              0.57%

Fidelity High Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.58%
Other Expenses after reimbursement                            0.11%
Total Portfolio Annual Expenses                               0.69%

Fidelity Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.58%
Other Expenses after reimbursement                            0.08%
Total Portfolio Annual Expenses*                              0.66%

Fidelity Overseas Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.73%
Other Expenses after reimbursement                            0.18%
Total Portfolio Annual Expenses*                              0.91%

Fidelity Contrafund Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.58%
Other Expenses after reimbursement                            0.09%
Total Portfolio Annual Expenses*                              0.67%

Fidelity Asset Manager: Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                               0.58%
Other Expenses after reimbursement                            0.13%
Total Portfolio  Annual Expenses*                             0.71%

*A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds,' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, 66% for Growth Portfolio, 91% for Overseas Portfolio, .63% for Asset Manager Portfolio, .67% for Contrafund Portfolio, .71% for Asset Manager: Growth Portfolio.

**FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been .24%, .10% and .34%.

Example:  Group Unallocated Contract
If you surrender your Group Unallocated Contract at the end of the applicable time period:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

Fund                                                 1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------
American National Money Market Portfolio              $62      $ 98      $136       $245
American National Growth Portfolio                    $62        98       136        245
American National Balanced Portfolio                  $62        99       138        248
American National Equity Income Portfolio             $62       100       139        251
Fidelity Investment Grade Bond Portfolio              $58        88       120        211
Fidelity Asset Manager Portfolio                      $59        91       124        220
Fidelity Index 500 Portfolio                          $56        80       106        182
Fidelity Money Market Portfolio                       $55        80       106        181
Fidelity Equity-Income Portfolio                      $58        89       121        214
Fidelity High Income Portfolio                        $60        93       127        226
Fidelity Growth Portfolio                             $59        92       126        223
Fidelity Overseas Portfolio                           $62        99       138        249
Fidelity Contrafund Portfolio                         $59        92       126        224
Fidelity Asset Manager: Growth Portfolio              $60        93       128        229

If you do not surrender your Group Unallocated Contract:
 You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

Fund                                                 1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------
American National Money Market Portfolio              $22      $ 66      $114       $245
American National Growth Portfolio                    $22        66       114        245
American National Balanced Portfolio                  $22        67       115        248
American National Equity Income Portfolio             $22        68       117        251
Fidelity Investment Grade Bond Portfoliio             $18        56        97        211
Fidelity Asset Manager Portfolio                      $19        59       102        220
Fidelity Index 500 Portfolio                          $16        48        83        182
Fidelity Money Market Portfolio                       $15        48        83        181
Fidelity Equity-Income Portfolio                      $18        57        99        214
Fidelity High Income Portfolio                        $20        61       105        226
Fidelity Growth Portfolio                             $19        60       103        223
Fidelity Overseas Portfolio                           $22        68       116        249
Fidelity Contrafund Portfolio                         $19        60       104        224
Fidelity Asset Manager: Growth Portfolio              $20        62       106        229

You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of any state premium taxes assessed.

The purpose of the preceding table is to assist you in understanding the various costs and expenses the Contract will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund and the Fidelity Funds, see their Prospectuses.

ACCUMULATION UNIT VALUES

The value of an Accumulation Unit outstanding throughout the period and the number of Accumulation Units outstanding for each subaccount are shown below.

(For an accumulation unit outstanding throughout the period)

                                                     Year Ended December 31,

Group contracts in the accumulation period           1999      1998     1997
American National Growth Portfolio
Accumulation unit value at beginning of period     $ 2.302   $ 1.968   $ 1.558
Accumulation unit value at end of period           $ 2.605   $ 2.302   $ 1.968
Number of accumulation units outstanding at
  end of period
                                                     3,291     2,746    17,443
American National Money Market Portfolio
Accumulation unit value at beginning of period     $ 0.000   $ 0.000   $ 1.387
Accumulation unit value at end of period           $ 0.000   $ 0.000   $ 0.000
Number of accumulation units outstanding at
  end of period                                      --        --        --

American National Balanced Portfolio
Accumulation unit value at beginning of period     $ 1.729   $ 1.504   $ 1.369
Accumulation unit value at end of period           $ 1.848   $ 1.729   $ 1.504
Number of accumulation units outstanding at
  end of period                                      3,659     3,400     3,587

American National Equity Income Portfolio
Accumulation unit value at beginning of period     $ 2.178   $ 1.903   $ 2.466
Accumulation unit value at end of period           $ 2.510   $ 2.178   $ 1.903
Number of accumulation units outstanding at
  end of period                                        500       454       465

Fidelity Investment Grade Bond
Accumulation unit value at beginning of period     $ 1.378   $ 1.283   $ 1.185
Accumulation unit value at end of period           $ 1.352   $ 1.378   $ 1.283
Number of accumulation units outstanding at
  end of period                                      4,934     5,606    13,768

Fidelity Asset Manager
Accumulation unit value at beginning of period     $ 1.798   $ 1.583   $ 1.318
Accumulation unit value at end of period           $ 1.973   $ 1.798   $ 1.583
Number of accumulation units outstanding at
  end of period                                    104,346    92,333    78,051

Fidelity Index 500
Accumulation unit value at beginning of period     $ 3.148   $ 2.487   $ 1.777
Accumulation unit value at end of period           $ 3.741   $ 3.148   $ 2.487
Number of accumulation units outstanding at
  end of period                                      3,150     2,704    11,675

Fidelity Money Market
Accumulation unit value at beginning of period     $ 1.242   $ 1.196   $ 1.109
Accumulation unit value at end of period           $ 1.291   $ 1.242   $ 1.196
Number of accumulation units outstanding at
  end of period                                      8,217     7,631    10,040

Fidelity Equity Income Fund
Accumulation unit value at beginning of period     $ 2.176   $ 1.980   $ 1.535
Accumulation unit value at end of period           $ 2.274   $ 2.176   $ 1.980
Number of accumulation units outstanding at
  end of period                                     93,417    85,638    77,128

Fidelity High Income Fund
Accumulation unit value at beginning of period     $ 1.545   $ 1.635   $ 1.415
Accumulation unit value at end of period           $ 1.651   $ 1.545   $ 1.635
Number of accumulation units outstanding at
  end of period                                      6,316     5,792     8,122

Fidelity Growth
Accumulation unit value at beginning of period     $ 2.743   $ 1.994   $ 1.587
Accumulation unit value at end of period           $ 3.710   $ 2.743   $ 1.994
Number of accumulation units outstanding at
  end of period                                     10,985    13,476    28,010

Fidelity Overseas
Accumulation unit value at beginning of period     $ 1.468   $ 1.319   $ 1.196
Accumulation unit value at end of period           $ 2.064   $ 1.468   $ 1.319
Number of accumulation units outstanding at
  end of period                                     59,499    52,812    43,013

Fidelity ContraFund
Accumulation unit value at beginning of period     $ 2.255   $ 1.757   $ 1.455
Accumulation unit value at end of period           $ 2.755   $ 2.255   $ 1.757
Number of accumulation units outstanding at
  end of period                                      4,749     5,704     9,016

Fidelity Asset Manager Growth
Accumulation unit value at beginning of period     $ 1.774   $ 1.530   $ 1.222
Accumulation unit value at end of period           $ 2.015   $ 1.774   $ 1.530
Number of accumulation units outstanding at
  end of period                                      1,678     1,886     9,295

a June 10, 1996 (the first date the subaccount received a transfer or had a purchase payment allotted)
b June 25, 1996 (the first date the subaccount received a transfer or had a purchase payment allotted)
c July 30, 1996 (the first date the subaccount received a transfer or had a purchase payment allotted)

CONTRACT

Type of Contract

This Prospectus offers a group unallocated variable annuity contract, which is a form of Deferred Annuity Contract.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 15.) If the application cannot be processed within five days after receipt, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. The "free look" period is not based on the date a Plan Participant receives a Contract. Therefore, the "free look" period may have expired before a Plan Participant makes his or her initial contribution to a Plan. We require that Purchase Payments received by us during the 15 day period after the Date of Issue be allotted to the Fidelity Money Market Portfolio. Thereafter, amounts allotted to such subaccount and Purchase Payments paid are allotted as directed by you. No Surrender Charges are assessed on refunds.

Allocation of Purchase Payments

After the "free look" period, Purchase Payments will be allotted to the subaccounts and the Fixed Account according to instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Crediting of Accumulation Units

Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allotted to the Fixed Account as the Contractowner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allotted to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant's contribution to a Plan will not be credited until the Contractowner forwards such contribution to us.

Determining Accumulation Unit Values

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by:

 .  multiplying the per share net asset value of the corresponding Eligible
   Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 . subtracting a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that subaccount; and

 . dividing by the number of units held in the subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit Value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each subaccount.

Transfers

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 . Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.

 .  A subaccount must have a balance of at least $100 after a transfer.

 . Only one transfer from the Fixed Account can be made, and such transfer must be made during the first thirty (30) days of each Contract Year and cannot exceed the greater of (1) 25% of the amount in the Fixed Account or (2) $1,000.

 . The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee," page 17.)

We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

We may revoke or modify the transfer privilege.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contracts at a rate of no more than 4% over the first seven Contract Years. (See "Deferred Sales Load (`Surrender Charge')" on page 8).

Other Charges

     The Contract is subject to certain other charges:

 . Administrative Charges

  . An administrative asset fee charged daily at an annual rate of 0.10%. This fee is designed to reimburse us for the cost of administration and is not intended to produce a profit.

 . Premium Taxes

  Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

 . Mortality and Expense Risk Fee

  Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We as ssume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to continue annuity payments under life contingent annuity options determined in accordance with the annuity tables and other provisions of the Contract, to the Plan Participant or other payee for life. In addition, we are at risk for the death benefits payable under the Contract, to the extent that the death benefit exceeds the Accumulation Value.

  For our promises to accept these risks, we will charge a per annum mortality risk fee of .40% and an expense risk fee of .45% will be assessed daily against the Separate Account. Although we could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred, we expect to profit from this charge. We may use such profit for any proper purpose, including distribution expenses.

 . Charges for Taxes

  None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 . Exchange Fee

  A $10.00 exchange fee is charged for transfers among the subaccounts and to the Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred. There is no charge for the one transfer from the Fixed Account permitted each Contract Year.

Deduction of Fees

Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses.

DISTRIBUTIONS UNDER THE CONTRACT

Surrenders

If permitted by the Plan for which the Contract was purchased, the Contractowner may surrender the Contract, in whole or in part, subject to the following limitations:

 . If a partial surrender would leave less than $250 Accumulation Value, the Contract must be fully surrendered.

 . A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Accumulation Value available for full or partial surrenders can be determined by:

 . multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value

 .  adding any Accumulation Value in the Fixed Account; and

 .  deducting prorata annual administrative fees and any surrender charge

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

ANNUITY PAYMENTS

The Contractowner can apply all or part of the Accumulation Value to any of the annuity options described below. Such Accumulation Value will be transferred to the Fixed Account and annuity payments will be based upon the annuity option selected. Payments will be to the Plan Participant designated by the Contractowner.

Annuity Options

The following annuity options are available to Contractowners. The Plans will specify which of these options are available to individual Plan Participants.

 . Option 1 - Life Annuity -- monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual's death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 . Option 2 - Life Annuity with ten or 20 Years Certain -- monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 . Option 3 - Joint and Survivor Annuity -- monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 . Option 4 - Deposit Option -- The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts. Any amount remaining under Option 4 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first three Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

 . Option 5 - IRC Age Recalculation -- payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable), each year as computed in reference to actuarial tables prescribed by the U.S. Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

 .  Other Annuity Forms -- May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 3 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

Annuity Provisions

We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Plan Participant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993.

Payment of surrender amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS AND FIXED ACCOUNT

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently fourteen subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund and the Fidelity Funds. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allotted to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

The Funds

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund and the Fidelity Funds. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 . The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

  . American National Money Market Portfolio ... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

  . American National Growth Portfolio ... seeks to achieve capital appreciation.

  . American National Balanced Portfolio ... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

  . American National Equity Income Portfolio ... seeks to achieve growth of capital and/or current income.

Securities Management and Research, Inc. ("SM&R") is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.


 . The Fidelity Funds - currently have thirteen series or portfolios, the following 10 of which are Eligible Portfolios:

  . Fidelity Investment Grade Bond Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital. The portfolio normally invests in U. S. dollar-denominated investment-grade bonds. The portfolio is managed to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

  . Fidelity Equity Income Portfolio ... seeks reasonable income, while also considering the potential for capital appreciation. The portfolio seeks a yield which exceeds the composite yield on the securities comprising the S&P
    500. The portfolio normally invests at least 65% of its total assets in income-producing equity securities. It may also invest in other types of equity securities and debt securities, including lower-quality debt securities.

  . Fidelity High Income Portfolio ... seeks a high level of current income while also considering growth of capital. The portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions on resale to the general public. The portfolio may also invest in non-income producing securities, including defaulted securities and common stocks. The portfolio currently intends to limit common stocks to 10% of the portfolio's assets.

  . Fidelity Growth Portfolio ... seeks capital appreciation. The portfolio normally invests primarily in common stocks, of companies believed to have above-average growth potential.

  . Fidelity Overseas Portfolio ... seeks long term growth of capital. The portfolio normally invests at least 65% of its total assets in foreign securities, primarily common stocks. The portfolio normally diversifies its investments across different countries and regions.

  . Fidelity Money Market Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio will invest in U.S. dollar denominated money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements.

  . Fidelity Asset Manager Portfolio ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

  . Fidelity Index 500 Portfolio ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The portfolio seeks to achieve a 98% or better correlation between its total return and the total return of the index.

  . Fidelity Contrafund Portfolio ... seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

  . Fidelity Asset Manager: Growth Portfolio ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the American National Fund and the Fidelity Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

Changes in Investment Options

We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

Fixed Account

You can allot all or a portion of a Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the

Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers" on page 16).

We guarantee that we will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. We may, at our discretion, declare higher interest rate(s) for amounts allotted or transferred to the Fixed Account.

Purchase Payments allotted to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "'33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "'40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the '33 Act or '40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

Introduction

The following discussion is general in nature and is not intended as tax advice for each Contractowner. It does not address the tax consequences resulting from all situations in which a Contractowner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. State tax law may also be applicable.

Taxation of Annuities in General

Since a Group Unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership are not applicable to the Group Unallocated Contractowner. Certain provisions of Section 72 of the Code would apply if the Contractowner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investment underlying the Contract, in order for the Contract to be treated as annuities for income tax purposes. American National intends that these diversification standards will be satisfied. American National reserves the right to amend the Contract in any way necessary to maintain compliance with these standards.

Qualified Contracts

The Group Unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

As a general rule, purchase payments made by or for participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contractowners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of distributing benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contractowner.

Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Fidelity Money Market subaccount and the American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Fidelity Investment Grade Bond and the Fidelity High Income subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the subaccount over a 30-day period.

DISTRIBUTOR OF THE CONTRACT

Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 6.1% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1999 and 1998 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1999 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the `33 Act. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contract offered hereby. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                        Page

The Contract                                              3
Valuation of Accumulation Units                           3
Computation of Variable Annuity Payments                  3
Annuity Unit Value                                        4
Summary                                                   4
Exceptions to Charges                                     5
Tax Matters                                               7
Assignment                                                9
Minimum Distributions Program                             9
Distribution of the Contract                             10
Records and Reports                                      10
Performance                                              11
Total Return                                             11
Other Total Return                                       11
Yields                                                   12
State Law Differences                                    13
Separate Account                                         13
Termination of Participating Agreements                  14
Financial Statements                                     17
Financials                                               18

AMERICAN NATIONAL VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX  77550-7999
1-800-306-2959
Relating to the Prospectus dated May 1, 2000

Custodian

American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999

Principal Distributor

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas  77573

Independent Auditors

Arthur Andersen LLP
711 Louisiana, Suite 1300
Houston, Texas 77002-2786

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectuses for the Contracts.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2000

This State of Additional Information expands upon subjects discussed in the current prospectuses for the Variable Annuity Contracts ("the Contracts") offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectuses dated May 1, 2000, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectuses for the Contracts are incorporated in this Statement.


Form 5774-SAI                                                         Rev. 5-00

TABLE OF CONTENTS

                                                             Page
The Contracts.................................................  3
Valuation of Accumulation Units...............................  3
Computation of Variable Annuity Payments......................  3
Annuity Unit Value............................................  4
Summary.......................................................  4
Exceptions to Charges.........................................  5
Termination of Contracts......................................  5
Group Unallocated Contracts...................................  6
Additional Federal Tax Matters................................  7
Limits on Subsequent Purchase Payments
(Under the Internal Revenue Code).............................  7
Taxation of American National.................................  7
Tax Status of the Contracts...................................  8
Diversification Requirement...................................  8
Required Distributions........................................  8
Assignment....................................................  9
Distribution of the Contracts................................. 10
Records and Reports........................................... 10
Performance................................................... 11
Total Return.................................................. 11
Yields........................................................ 12
State Law Differences......................................... 13
Separate Account.............................................. 13
Termination of Participating Agreements....................... 14
Financial Statements.......................................... 17
Financials.................................................... 18


THE CONTRACTS

The following provides additional information about the Contracts which supplements the description in the prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS

The Accumulation Unit Value for a subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each subaccount less any applicable deductions and (b) is the number of Accumulation Units of that subaccount at the beginning of that day.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to affect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of Accumulation Value at various ages. These tables are based upon the 1983 Table a (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the AIR) of 3.0% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the eligible Portfolio.

If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

ANNUITY UNIT VALUE

The value of an annuity is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

Illustration: Calculation of Annuity Unit Value

Annuity at age 65: Life with 120 payments certain
1. Annuity unit value, beginning of period                         $   .980000
2. Net investment factor for Period                                   1.001046
3. Daily adjustment for 3.0% Assumed Investment Rate                   .999919
4. (2) x (3)                                                          1.000965
5. Annuity unit value, end of period (1) x (4)                     $   .980946

Illustration: Annuity Payments

Annuity at age 65: Life with 120 payments certain
1. Number of accumulation units at annuity date                      10,000.00
2. Accumulation Unit value
   (10 days prior to date of first monthly payment)                $  1.800000
3. Accumulation Value of Contract (1) x (2)                        $ 18,000.00
4. First monthly annuity payment per
   $1,000 of Accumulation Value                                    $      5.63
5. First monthly annuity payment (3) x (4) / 1,000                 $    101.34
6. Annuity Unit value
   (10 days prior to date of first monthly payment)                $   .980000
7. Number of annuity units (5) / (6)                                    103.48
8. Assume annuity unit value for second month equal to             $   .997000
9. Second monthly annuity payment (7) x (8)                        $    103.10
10. Assume annuity unit value for third month equal to             $    953000
11. Third monthly annuity payment (7) x (10)                       $     98.55

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

   $100 x [1.01/(1.03)/30/365/]=$100.75

We have shown that the AIR methodology means that each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges or other administration charges or deductions may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where such sales result in savings of sales or administrative expenses. The entitlement to such a reduction in surrender charges or other charges or deductions will be determined by American National based on the following factors: (1) the size of the group; (2) the total amount of purchase payments to be received from a group; (3) the purpose for which the Contracts are being purchased; (4) the nature of the group for which the Contracts are being purchased; and (5) any other circumstances of which American National is not presently aware but that could result in reduced sales or administrative expenses.

Directors, officers and bona fide full-time employees (and their spouses and minor children) of Securities Management and Research, Inc. and American National are permitted to purchase contracts with substantial reduction of surrender charges or other administrative charges or deductions. No sales commission will be paid on such contracts.

TERMINATION OF CONTRACTS

American National reserves the right to terminate any Group Unallocated Contract under the following circumstances:

   . the contract value is less than $2,000 after the end of the first contract year, or $5,000 after the end of the third contract year;

   . the Plan pursuant to which the Contract is issued is terminated for any reason or becomes disqualified under Section 401 or 403 of the Internal Revenue Code or

   .  for any reason after the eighth policy year.

      American National may also terminate individual Contracts during the Accumulation Period if certain conditions exist. These conditions are that

   . no purchase payments have been received by American National for the Contract for three full years;

   .  the Accumulation Value of the Contract is less than $200; and

  . the value of the Contract allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees.

Termination of a Contract may have adverse tax consequences. (See the prospectus at "Federal Tax Matters," page 45.)

GROUP UNALLOCATED CONTRACTS

Group Unallocated Contract is a contract between the Contractowner and American National. Individual accounts are not established for Plan Participants unless the one of the annuity payment options is selected.

ADDITIONAL FEDERAL TAX MATTERS

LIMITS ON SUBSEQUENT PURCHASE PAYMENTS

(UNDER THE INTERNAL REVENUE CODE)

The amount of subsequent Purchase Payments may be increased or decreased on any date, and submission of a Purchase Payment different from the previous Purchase Payment will automatically effect such an increase or decrease. However, U.S. Treasury Regulations currently permit only one change to a salary deduction agreement in any taxable year for contracts issued to qualify under Section 403(b) of the Internal Revenue Code (the Code). Contracts issued under Section 408(b) of the Code provide that the maximum Purchase Payments for each Participant for a taxable year shall be $2,000 or other such amount as may become permissible under amended laws. Contracts issued to qualify under Section 408(k) of the Code provide that the maximum annual Purchase Payment by an employer for each employee shall be the lesser of 25% of the employee's compensation or $30,000 or such other amount as may become permissible under amended law.

Contracts issued to qualify under Section 457 of the Code provide that the maximum Purchase Payment in any taxable year shall be $7,500 for each Participant or such other amount as may become permissible under amended law. Such contracts further provide for an increase in Purchase Payments for one or more of the Participant's last three taxable years ending before normal retirement age in accordance with the provisions of the applicable Plan agreement.

Purchase Payments pursuant to the salary deduction agreements to contracts issued under Section 403(b), 408(k), 401(k) or 457 of the Code that are in excess of $7,000 in a taxable year ($9,500 in the case of Section 403(b) contracts and the lesser of $7,000 or /1/3/ of employee's compensation for 457) may be subject to adverse tax treatment.

TAXATION OF AMERICAN NATIONAL

American National is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not an entity separate from American National and its operations form a part of American National, it will not be taxed separately as a "regulated investment company" under Subchapter M of the code. Investment income and realized net capital gains on Separate Account assets are reinvested and are taken into account in determining the contract values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, American National believes that the Separate Account's investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Contract.

TAX STATUS OF THE CONTRACTS

To comply with regulations under 817(h) of the Code, the investment of the Separate Account must be "adequately diversified" in order for the Contracts to qualify as annuity contracts under section 72 of the code. The Separate Account, through the underlying funds, intends to comply with the diversification requirements prescribed by the Treasury which affect how the Separate Account's assets may be invested. American National will monitor compliance with this requirement. Thus, American National believes that the Contracts will be treated as annuity contracts for federal tax purposes.

DIVERSIFICATION REQUIREMENT

The Code requires that the investments underlying a separate account be "adequately diversified" in order for an annuity contract to be treated as annuity contracts for federal income tax purposes. We intend that the Separate Account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contractowners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contractowner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contractowners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the owner of the Separate Account assets supporting a Contract.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity contract must provide that:

(1) if a Contractowner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contractowner died; and

(2) if a Contractowner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contractowner dies.

These requirements are considered satisfied as to any portion of the Contractowner's interest that is (1) payable as annuity payments which begin within one year of the Contractowner's death, and (2) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the surviving spouse of the Contractowner, the Contract may be continued with the surviving spouse as the new Contractowner and no distribution is required.

Other rules may apply to Qualified Contracts.

ASSIGNMENT

The Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.

DISTRIBUTION OF THE CONTRACTS

Subject to arrangements with American National, the Contracts are sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contracts. Under the Agreement, SM&R is to sell Contracts through registered representatives. In connection with these sales activities SM&R is responsible for:

 . compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

 . keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

 .  training agents of American National for the sale of Contracts, and

 .  forwarding all purchase payments under the Contracts directly to American
   National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement, however SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

The sum of surrender charges under a Contract will never exceed 8.5% of Purchase Payments.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

 .  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

 .  Dow Jones Industrial Average ("DJIA"),

 .  Donoghue's Money Market Institutional Averages,

 . other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or

 . the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

 . the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

 . the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

TOTAL RETURN

Total Return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

   P(1+T)/n/ = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns that reflect neither the annual contract fee nor the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the annual contract fee and any charges on amounts surrendered.

YIELDS

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods. Current yield for the Fidelity Money Market Subaccount and the American National Money Market Subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the Fidelity Money Market Subaccount and the American National Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula Effective Yield = [(Base Period Return +1)/365/7/] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

   Yield = 2[((a - b)/cd + 1)/6/-1]

where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contractowner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

 .  collect charges,

 .  pay the surrenders,

 .  secure Policy loans,

 .  provide benefits, or

 .  transfer assets from one subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include other subaccounts that are not available under the Policy. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered, open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Policyowners could purchase shares in such portfolios.

If any of these substitutions or changes are made, American National may change the Policy by sending an endorsement. American National may:

 .  operate the Separate Account as a management company,

 .  de-register the Separate Account if registration is no longer required,

 .  combine the Separate Account with other separate accounts,

 . restrict or eliminate any voting rights associated with the Separate Account, or

 . transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contractowners, the SEC and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

THE AMERICAN NATIONAL FUND

The participation agreement for the American National Fund provides for termination:

 .  upon sixty days advance written notice by any party,

 . by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

 . by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

 . by American National upon the requisite vote of the Contractowners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, and

 . by American National upon institution of formal proceedings against the Fund by the SEC.

THE FIDELITY FUNDS

All participation agreements for the Fidelity Funds provide for termination:

 .  upon sixty days advance written notice by any party;

 .  by American National with respect to any Fidelity Portfolio if American
   National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

 . by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

 .  by American National with respect to any Fidelity Portfolio if such Fidelity
   Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify;

 .  by American National with respect to any Fidelity Portfolio if such Fidelity
   Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

 . by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

 . by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

 .  by the Fidelity Funds or the underwriter forty-five days after American
   National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

 . upon a determination that a material irreconcilable conflict exists between the interests of the Contractowners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

THE T. ROWE PRICE FUNDS

This participation agreement provides for termination:

 .  upon six months advance written notice by any party;

 .  by American National with respect to any T. Rowe Price Portfolio if American
   National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

 . by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

 . by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement;

 .  by American National upon the institution of formal proceedings against the
   T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

 .  by American National with respect to any T. Rowe Price Portfolio if such T.
   Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

 .  by American National with respect to any T. Rowe Price Portfolio if such T.
   Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

 . by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

 . by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

 .  by the T. Rowe Price Funds or the underwriter sixty days after American
   National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

 . upon a determination that a material irreconcilable conflict exists between the Contractowners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

FINANCIAL STATEMENTS

The financial statement of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Contract Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statements of net assets of the American National Variable Annuity Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced, AN Managed, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP III Growth Opportunities, Fidelity Contra Fund, Fidelity VIP Money Market, Fidelity VIP Equity Income Fund, Fidelity VIP High Income Fund, Fidelity VIP Growth Fund, Fidelity VIP III Balanced, Fidelity VIP III Growth & Income, Fidelity III Mid-Cap Growth) (collectively, the Account) as of December 31,1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,1999 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31,1999 and the results of its operations and the changes in net assets for the year then ended, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Houston, Texas

April 21,2000


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999
(In thousands, except for number of shares)
                                                                                   AN
                                                               AN                 MONEY               AN                   AN
                                                             GROWTH              MARKET            BALANCED           EQUITY INCOME
                                                            PORTFOLIO           PORTFOLIO          PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market        $        4,638        $       250        $     1,671           $     6,056
====================================================================================================================================

LIABILITIES:
  Individual contract owner reserves                     $        4,629        $       250        $     1,664           $     6,055
  Group contract owner reserves                                       9                  0                  7                     1
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                    $        4,638        $       250        $     1,671           $     6,056
====================================================================================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                            2,251,385            249,897          1,099,570             3,291,485
  Cost                                                   $        3,755        $       250        $     1,642           $     5,383
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999
(In thousands, except for number of shares)
                                                             FIDELITY
                                                              VIP II             FIDELITY           FIDELITY             FIDELITY
                                                            INVESTMENT            VIP II             VIP II                VIP
                                                               GRADE               ASSET             INDEX                MONEY
                                                                BOND              MANAGER              500                MARKET
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market        $          950        $     1,653        $     8,206           $       663
====================================================================================================================================

LIABILITIES:
  Individual contract owner reserves                     $          943        $     1,447        $     8,194           $       652
  Group contract owner reserves                                       7                206                 12                    11
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                    $          950        $     1,653        $     8,206           $       663
====================================================================================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                               78,096             88,556             49,016               662,587
  Cost                                                   $          974        $     1,499        $     6,015           $       663
====================================================================================================================================

                                                                                                                                  19


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999
(In thousands, except for number of shares)
                                                            FIDELITY            FIDELITY
                                                              VIP                 VIP             FIDELITY             FIDELITY
                                                             EQUITY               HIGH               VIP                  VIP
                                                             INCOME              INCOME             GROWTH              OVERSEAS
                                                              FUND                FUND               FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market        $        4,559        $       542        $     5,805           $       788
====================================================================================================================================

LIABILITIES:
  Individual contract owner reserves                     $        4,345        $       532        $     5,764           $       665
  Group contract owner reserves                                     214                 10                 41                   123
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                    $        4,559        $       542        $     5,805           $       788
====================================================================================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                              177,310             47,929            105,682                28,723
  Cost                                                   $        4,236        $       613        $     4,016           $       569
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999
(In thousands, except for number of shares)
                                                                                 FIDELITY                                FIDELITY
                                                            FIDELITY              VIP II                                  VIP III
                                                             VIP II               ASSET             FIDELITY              GROWTH
                                                             CONTRA               MANAGER           VIP III               OPPORT-
                                                              FUND                GROWTH            BALANCED              UNITIES
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market        $        3,002        $       761        $        51           $         4
====================================================================================================================================

LIABILITIES:
  Individual contract owner reserves                     $        2,989        $       758        $        51           $         4
  Group contract owner reserves                                      13                  3                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                    $        3,002        $       761        $        51           $         4
====================================================================================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                              102,988             41,407              3,190                   174
  Cost                                                   $        2,167        $       672        $        51           $         7
====================================================================================================================================

                                                                                                                                 20


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999
(In thousands, except for number of shares)
                                                                                    FIDELITY
                                                                 FIDELITY            VIP III          T. ROWE            T. ROWE
                                                                 VIP III               MID             PRICE              PRICE
                                                                 GROWTH &              CAP            EQUITY          INTERNATIONAL
                                                                  INCOME             GROWTH           INCOME              STOCK
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market          $            19      $            4      $         2         $        --
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Individual contract owner reserves                       $            19      $            4      $         2         $        --
  Group contract owner reserves                                          0                   0                0                  --
====================================================================================================================================
    TOTAL LIABILITIES                                      $            19      $            4      $         2         $        --
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                                   1,076                 239               88                   2
  Cost                                                     $            18      $            3      $         2         $        --
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999
(In thousands, except for number of shares)

                                                                 T. ROWE
                                                                  PRICE
                                                                 MID-CAP
                                                                  GROWTH
--------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market          $             1
==========================================================================

LIABILITIES:
  Individual contract owner reserves                       $             1
  Group contract owner reserves                                          0
--------------------------------------------------------------------------
    TOTAL LIABILITIES                                      $             1
==========================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                                      47
  Cost                                                     $             1
==========================================================================

                                                                                                                                  21

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)
                                                                               AN
                                                           AN                 MONEY                 AN                   AN
                                                         GROWTH               MARKET             BALANCED           EQUITY INCOME
                                                        PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividend from mutual funds                          $    42              $     9             $     42             $    78
EXPENSES
     Charges to contract owners for assuming
     mortality and expense risks                             (59)                  (3)                 (22)                (77)
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             $   (17)             $     6             $     20             $     1
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
     Net realized gain on investments                    $   165              $    --             $     73             $   185
     Capital gains distributions from mutual                   3                   --                   96                 514
     funds
     Net unrealized appreciation (depreciation)
     of investments during the period                        405                   --                  (82)                128
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                        $   573              $    --             $     87             $   827
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                            $   556              $     6             $    107             $   828
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)
                                                          FIDELITY
                                                           VIP II            FIDELITY                               FIDELITY
                                                         INVESTMENT           VIP II            FIDELITY              VIP
                                                           GRADE              ASSET              VIP II              MONEY
                                                            BOND              MANAGER           INDEX 500            MARKET
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividend from mutual funds                      $         20       $         47       $          62       $         28
EXPENSES
      Charges to contract owners for assuming
      mortality and expense risks                              (12)               (20)                (97)                (7)
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          $          8       $         27       $         (35)      $         21
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
      Net realized gain (loss) on investments         $         (2)      $         19       $         239       $         --
      Capital gains distributions from mutual funds              6                 60                  42                 --
      Net unrealized appreciation (depreciation)
      of investments during the period                         (33)                35               1,001                 --
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                     $        (29)      $        114       $       1,282       $         --
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                         $        (21)      $        141       $       1,247       $         21
==================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)
                                                        FIDELITY           FIDELITY
                                                           VIP                VIP
                                                         EQUITY              HIGH             FIDELITY           FIDELITY
                                                         INCOME             INCOME               VIP                VIP
                                                          FUND               FUND              GROWTH            OVERSEAS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividend from mutual funds                         $     68          $     57           $      7             $     8
EXPENSES
     Charges to contract owners for assuming
     mortality and expense risks                             (64)               (7)               (64)                 (7)
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            $      4          $     50           $    (57)            $     1
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
     Net realized gain (loss) on investments            $    183          $    (10)          $    331             $    13
     Capital gains distributions from mutual fund            150                 2                435                  13
     Net unrealized appreciation (depreciation)
     of investments during the period                       (129)               (3)               773                 188
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                       $    204          $    (11)          $  1,539             $   214
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                           $    208          $     39           $  1,482             $   215
==================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)
                                                                             FIDELITY                             FIDELITY
                                                          FIDELITY            VIP II                               VIP III
                                                           VIP II              ASSET            FIDELITY           GROWTH
                                                           CONTRA             MANAGER           VIP III            OPPORT-
                                                            FUND              GROWTH            BALANCED           UNITIES
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividend from mutual funds                          $    11            $     19            $     --           $     --
EXPENSES
      Charges to contract owners for assuming
      mortality and expense risks                             (32)                (10)                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              $   (21)           $      9            $     --           $     --
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
      Net realized gain on investments                    $    59            $     14            $     --           $      3
      Capital gains distributions from mutual funds            80                  31                  --                 --
      Net unrealized appreciation (depreciation)
      of investments during the period                        414                  39                  --                 (3)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                         $   553            $     84            $     --           $     --
----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                             $   532            $     93            $     --           $     --
===================================================================================================================================


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)
                                                                            FIDELITY
                                                          FIDELITY          VIP III           T. ROWE             T. ROWE
                                                          VIP III             MID              PRICE               PRICE
                                                          GROWTH &            CAP             EQUITY           INTERNATIONAL
                                                           INCOME            GROWTH           INCOME               STOCK
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividend from mutual funds                          $     --          $     --          $     --          $      --
EXPENSES
      Charges to contract owners for assuming
      mortality and expense risks                               --                --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              $     --          $     --          $     --          $      --
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
      Net realized gain (loss) on investments             $     --          $     --          $     --          $      --
      Capital gains distributions from mutual funds             --                --                --                 --
      Net unrealized appreciation
      of investments during the period                           1                 1                --                 --
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                         $      1          $      1          $     --          $      --
--------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                             $      1          $      1          $     --          $      --
================================================================================================================================


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1999
(In thousands)
                                                      T. ROWE
                                                       PRICE
                                                      MID-CAP
                                                      GROWTH
--------------------------------------------------------------
INVESTMENT INCOME
     Dividend from mutual funds                      $    --
EXPENSES
     Charges to contract owners for assuming
     mortality and expense risks                          --
--------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         $    --
--------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
     Net realized gain (loss) on investments         $    --
     Capital gains distributions from mutual              --
     funds
     Net unrealized appreciation
     (depreciation) of investments during the period      --
--------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                    $    --
--------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                        $    --
===============================================================================


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
For the year ended December 31:
                                                               AN GROWTH PORTFOLIO          AN MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                              1999             1998            1999           1998
------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                           $      (17)      $       (14)      $         6       $        42
    Net realized gain on investments                              165                99                --                --
    Capital gains distributions from mutual funds                   3               129                --                --
    Net unrealized appreciation (depreciation)
      of investments during the year                              405               310                --                --
------------------------------------------------------------------------------------------------------------------------------
        Increase in net assets
          resulting from operations                        $      556       $       524       $         6       $        42
------------------------------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers                  $      384       $       967       $        74       $       (54)
    Surrenders of accumulation units by terminations,
      withdrawals, and maintenance fees                          (351)             (285)              (24)              (10)
------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets resulting from
          policy related transactions                      $       33       $       682       $        50       $       (64)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    $      589       $     1,206       $        56       $       (22)

Net assets, beginning of period                            $    4,049       $     2,843       $       194       $       216
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                  $    4,638       $     4,049       $       250       $       194
===============================================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation period
      Individual contract owners
      Accumulation units beginning of year                  1,996,018         1,622,115           170,623           195,843
      Purchase payments                                       324,094           700,246           146,078            61,955
      Policy withdrawals and charges                         (304,736)         (326,343)         (103,090)          (87,175)
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                        2,015,376         1,996,018           213,611           170,623
===============================================================================================================================

      Accumulation unit value                              $    2.297       $     2.026       $     1.170       $     1.137
------------------------------------------------------------------------------------------------------------------------------

      Group contract owners
      Accumulation units beginning of year                      2,746            17,443                --                --
      Purchase payments                                           730           (31,544)               --                --
      Policy withdrawals and charges                             (185)           16,847                --                --
 -----------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                            3,291             2,746                --                --
===============================================================================================================================

      Accumulation unit value                              $    2.618       $     2.302       $        --       $        --
------------------------------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the annuity
     period
      Accumulation units beginning of year                         --                 --               --                --
      Purchase payments                                            --                 --               --                --
      Policy withdrawals and charges                               --                 --               --                --
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                               --                 --               --                --
===============================================================================================================================

      Accumulation unit value                              $       --       $         --       $       --       $        --
------------------------------------------------------------------------------------------------------------------------------


                                                               AN BALANCED PORTFOLIO        AN EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                              1999             1998            1999                1998
------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                           $       20       $       22       $        1       $         (1)
    Net realized gain on investments                               73               22              185                132
    Capital gains distributions from mutual funds                  96               37              514                 93
    Net unrealized appreciation (depreciation)
      of investments during the year                              (82)              77              128                333
------------------------------------------------------------------------------------------------------------------------------
        Increase in net assets
          resulting from operations                        $      107       $      158       $      828       $        557
------------------------------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers                  $       41       $      732       $      406       $      1,850
    Surrenders of accumulation units by terminations,
      withdrawals, and maintenance fees                          (146)            (102)            (569)              (481)
------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets resulting from
          policy related transactions                      $     (105)      $      630       $     (163)      $      1,369
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    $        2       $      788       $      665       $      1,926

Net assets, beginning of period                            $    1,669       $      881       $    5,391       $      3,465
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                  $    1,671       $    1,669       $    6,056       $      5,391
===============================================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation period
      Individual contract owners
      Accumulation units beginning of year                    948,987          558,223        2,650,679          1,937,161
      Purchase payments                                       170,876          400,515          250,080          1,067,368
      Policy withdrawals and charges                         (229,234)          (9,751)        (322,400)          (353,850)
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                          890,629          948,987        2,578,359          2,650,679
===============================================================================================================================

      Accumulation unit value                              $    1.799       $    1.689       $    2.322       $      2.011
------------------------------------------------------------------------------------------------------------------------------

      Group contract owners
      Accumulation units beginning of year                      3,400            3,587              454                465
      Purchase payments                                           465           (9,286)              75               (446)
      Policy withdrawals and charges                             (206)           9,099              (29)               435
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                            3,659            3,400              500                454
===============================================================================================================================

      Accumulation unit value                              $    1.848       $    1.729       $    2.523       $      2.178
------------------------------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the annuity
     period
      Accumulation units beginning of year                     35,967           37,684           30,362             31,811
      Purchase payments                                            --               --               --                 --
      Policy withdrawals and charges                           (1,518)          (1,717)          (1,282)            (1,449)
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                           34,449           35,967           29,080             30,362
===============================================================================================================================

      Accumulation unit value                              $    1.799       $    1.689       $    2.322       $      2.011
------------------------------------------------------------------------------------------------------------------------------

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
For the year ended December 31:
                                                                 FIDELITY VIPII
                                                              INVESTMENT GRADE BOND       FIDELITY VIPII ASSET MANAGER
------------------------------------------------------------------------------------------------------------------------------
                                                              1999             1998              1999             1998
------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                           $        8       $         4       $        27       $        16
    Net realized gain (loss) on investments                        (2)                6                19                27
    Capital gains distributions from mutual funds                   6                 1                60               100
    Net unrealized appreciation (depreciation)
      of investments during the year                              (33)                7                35                10
------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets
          resulting from operations                        $      (21)      $        18       $       141       $       153
------------------------------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers                  $      528       $       359       $      1274       $       327
    Surrenders of accumulation units by terminations,
      withdrawals, and maintenance fees                           (45)              (24)              (25)             (108)
------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets resulting from
          policy related transactions                      $      483       $       335       $       102       $       219
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    $      462       $       353       $       243       $       372

Net assets, beginning of period                            $      488       $       135       $     1,410       $     1,038
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                  $      950       $       488       $     1,653       $     1,410
==============================================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation period
      Individual contract owners
      Accumulation units beginning of year                    353,787            93,192           721,338           602,425
      Purchase payments                                       417,237           444,221           114,800           102,638
      Policy withdrawals and charges                          (59,146)         (183,626)          (70,185)           16,275
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                          711,878           353,787           765,953           721,338
==============================================================================================================================

      Accumulation unit value                              $    1.325       $     1.357       $     1.889       $     1.724
------------------------------------------------------------------------------------------------------------------------------

      Group contract owners
      Accumulation units beginning of year                      5,606            13,768            92,333            78,051
      Purchase payments                                           264           (26,636)           11,404            18,783
      Policy withdrawals and charges                             (936)           18,474               609            (4,501)
==============================================================================================================================
      Accumulation units end of year                            4,934             5,606           104,346            92,333
------------------------------------------------------------------------------------------------------------------------------

      Accumulation unit value                              $    1.349       $     1.378       $     1.976       $     1.798
------------------------------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the annuity
     period
      Accumulation units beginning of year                         --                 --               --                --
      Purchase payments                                            --                 --               --                --
      Policy withdrawals and charges                               --                 --               --                --
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                               --                 --               --                --
==============================================================================================================================

      Accumulation unit value                              $       --       $         --       $       --       $        --
------------------------------------------------------------------------------------------------------------------------------


                                                            FIDELITY VIPII INDEX 500         FIDELITY VIP MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------
                                                              1999             1998              1999             1998
------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                           $      (35)      $      (26)      $       21       $         24
    Net realized gain (loss) on investments                       239              317               --                 --
    Capital gains distributions from mutual funds                  42              112               --                 --
    Net unrealized appreciation (depreciation)
      of investments during the year                            1,001              827               --                 --
------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets
          resulting from operations                        $    1,247       $    1,230       $       21       $         24
------------------------------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers                  $    1,311       $    1,481       $       59       $       (234)
    Surrenders of accumulation units by terminations,
      withdrawals, and maintenance fees                          (602)            (267)             (34)               (57)
------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets resulting from
          policy related transactions                      $      709       $    1,214       $       25       $       (291)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    $    1,956       $    2,444       $       46       $       (267)

Net assets, beginning of period                            $    6,250       $    3,806       $      617       $        884
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                  $    8,206       $    6,250       $      663       $        617
==============================================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation period
      Individual contract owners
      Accumulation units beginning of year                  2,288,624        1,753,242          518,157            774,056
      Purchase payments                                       534,747          865,596        2,362,575          5,541,357
      Policy withdrawals and charges                         (295,893)        (330,214)      (2,344,414)        (5,797,256)
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                        2,527,478        2,288,624          536,318            518,157
==============================================================================================================================

      Accumulation unit value                              $    3.242       $    2.727       $    1.216       $      1.172
------------------------------------------------------------------------------------------------------------------------------

      Group contract owners
      Accumulation units beginning of year                      2,704           11,675            7,631             10,040
      Purchase payments                                           623          (20,802)           1,048            (31,572)
      Policy withdrawals and charges                             (177)         11,8319             (462)            29,163
==============================================================================================================================
      Accumulation units end of year                            3,150            2,704            8,217              7,631
------------------------------------------------------------------------------------------------------------------------------

      Accumulation unit value                              $    3.752       $    3.148       $    1.291       $      1.242
------------------------------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the annuity
     period
      Accumulation units beginning of year                         --               --               --                 --
      Purchase payments                                            --               --               --                 --
      Policy withdrawals and charges                               --               --               --                 --
------------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                               --               --               --                 --
==============================================================================================================================

      Accumulation unit value                              $       --       $       --       $       --       $         --
------------------------------------------------------------------------------------------------------------------------------

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
For the year ended December 31:
                                                                 FIDELITY VIP                   FIDELITY VIP
                                                              EQUITY INCOME FUND              HIGH INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
                                                             1999            1998             1999           1998
---------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                          $         4       $       (7)      $        50       $      35
    Net realized gain (loss) on investments                       183               98               (10)              5
    Capital gains distributions from mutual funds                 150              182                 2              28
    Net unrealized appreciation (depreciation)
      of investments during the year                             (129)             101                (3)           (108)
---------------------------------------------------------------------------------------------------------------------------
       Increase (decrease) in net assets
         resulting from operations                        $       208       $      374       $        39       $     (40)
---------------------------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers                 $       199       $      950       $       (81)      $      70
    Surrenders of accumulation units by terminations,
      withdrawals, and maintenance fees                          (435)            (264)              (25)            (33)
---------------------------------------------------------------------------------------------------------------------------
       Increase in net assets resulting from
         policy related transactions                      $      (236)      $      686       $      (106)      $      37
---------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                              $       (28)      $    1,060       $       (67)      $      (3)

Net assets, beginning of period                           $     4,587       $    3,527       $       609       $     612

---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                 $     4,559       $    4,587       $       542       $     609
===========================================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation period
      Individual contract owners
      Accumulation units beginning of year                  2,141,973        1,805,034           390,295         365,784
      Purchase payments                                       292,855          648,749            26,274             495
      Policy withdrawals and charges                         (418,154)        (311,810)          (94,795)         24,016
---------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                        2,016,674        2,141,973           321,774         390,295
===========================================================================================================================

      Accumulation unit value                             $     2.154       $    2.054       $     1.558       $   1.460
---------------------------------------------------------------------------------------------------------------------------

      Group contract owners
      Accumulation units beginning of year                     85,638           77,128             5,792           8,122
      Purchase payments                                         9,612           (4,697)              879         (22,661)
      Policy withdrawals and charges                           (1,833)          13,207              (355)         20,331
---------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                           93,417           85,638             6,316           5,792
===========================================================================================================================

      Accumulation unit value                             $     2.289       $     2.176      $     1.653       $   1.545
---------------------------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the annuity
     period
      Accumulation units beginning of year                         --               --            20,365          21,337
      Purchase payments                                            --               --                --              --
      Policy withdrawals and charges                               --               --              (860)           (972)
===========================================================================================================================
      Accumulation units end of year                               --               --            19,505          20,365
===========================================================================================================================

      Accumulation unit value                             $        --       $       --       $     1.558       $   1.460
---------------------------------------------------------------------------------------------------------------------------



                                                             FIDELITY VIP GROWTH             FIDELITY VIP OVERSEAS
---------------------------------------------------------------------------------------------------------------------------
                                                             1999            1998             1999           1998
---------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                          $       (57)      $      (30)      $         1       $       2
    Net realized gain (loss) on investments                       331               63                13               3
    Capital gains distributions from mutual funds                 435              326                13              26
    Net unrealized appreciation (depreciation)
      of investments during the year                              773              638               188              18
---------------------------------------------------------------------------------------------------------------------------
       Increase (decrease) in net assets
         resulting from operations                        $     1,482       $      997       $       215       $      49
---------------------------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers                 $     1,007       $      705       $       106       $     120
    Surrenders of accumulation units by terminations,
      withdrawals, and maintenance fees                          (558)            (209)              (54)            (35)
---------------------------------------------------------------------------------------------------------------------------
       Increase in net assets resulting from
         policy related transactions                      $       449       $      496       $        52       $      85
---------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                              $     1,931       $    1,493       $       267       $     134

Net assets, beginning of period                           $     3,874       $    2,381       $       521       $     387

---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                 $     5,805       $    3,874       $       788       $     521
===========================================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation period
      Individual contract owners
      Accumulation units beginning of year                  1,515,237        1,263,215           287,821         233,047
      Purchase payments                                       479,203          337,316            91,781          87,376
      Policy withdrawals and charges                         (315,062)         (85,294)          (70,522)        (32,602)
---------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                        1,679,378        1,515,237           309,080         287,821
===========================================================================================================================

      Accumulation unit value                             $     3.432       $    2.532       $     2.008       $   1.427
---------------------------------------------------------------------------------------------------------------------------

      Group contract owners
      Accumulation units beginning of year                     13,476           28,010            52,812          43,013
      Purchase payments                                           715          (52,683)            6,768           8,344
      Policy withdrawals and charges                           (3,206)          38,149               (81)          1,455
---------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                           10,985           13,476            59,499          52,812
===========================================================================================================================

      Accumulation unit value                             $     3.729       $    2.743       $     2.072       $   1.468
---------------------------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the annuity
     period
      Accumulation units beginning of year                         --               --            22,930          24,025
      Purchase payments                                            --               --                --              --
      Policy withdrawals and charges                               --               --              (967)         (1,095)
===========================================================================================================================
      Accumulation units end of year                               --               --            21,963          22,930
===========================================================================================================================

      Accumulation unit value                             $        --      $        --       $     2.008       $   1.427
---------------------------------------------------------------------------------------------------------------------------


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
For the year ended December 31:

                                                                                           FIDELITY VIP II ASSET
                                                          FIDELITY VIP II CONTRA FUND          MANAGER GROWTH
---------------------------------------------------------------------------------------------------------------------------
                                                             1999            1998             1999           1998
---------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                          $       (21)      $      (15)      $         9       $      5
    Net realized gain (loss) on investments                        59              110                14            (16)
    Capital gains distributions from mutual funds                  80               80                31             71
    Net unrealized appreciation (depreciation)
      of investments during the year                              414              343                39             31
---------------------------------------------------------------------------------------------------------------------------
       Increase (decrease) in net assets
         resulting from operations                        $       532       $      518       $        93       $     91
---------------------------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers                 $       412       $      685       $       (43)      $     89
    Surrenders of accumulation units by terminations,
      withdrawals, and maintenance fees                          (242)            (206)              (67)           (73)
---------------------------------------------------------------------------------------------------------------------------
       Increase in net assets resulting from
         policy related transactions                      $       170       $      479       $      (110)      $     16
---------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                              $       702       $      997       $       (17)      $    107

Net assets, beginning of period                           $     2,300       $    1,303       $       778       $     671

---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                 $     3,002       $    2,300       $       761       $     778
===========================================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation period
      Individual contract owners
      Accumulation units beginning of year                  1,048,709          748,156           449,243         441,436
      Purchase payments                                       252,531          558,438           112,215         314,604
      Policy withdrawals and charges                         (180,497)        (257,885)         (175,063)       (306,797)
---------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                        1,120,743        1,048,709           386,395         449,243
===========================================================================================================================

      Accumulation unit value                             $     2.607       $    2.126       $     1.961       $   1.725
---------------------------------------------------------------------------------------------------------------------------

      Group contract owners
      Accumulation units beginning of year                      5,704            9,016             1,886           9,295
      Purchase payments                                           738          (17,695)               89         (21,477)
      Policy withdrawals and charges                           (1,693)          14,383              (297)         14,068
---------------------------------------------------------------------------------------------------------------------------
      Accumulation units end of year                            4,749            5,704             1,678           1,886
===========================================================================================================================

      Accumulation unit value                             $     2.772       $    2.255       $     2.023       $   1.774
---------------------------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the annuity
     period
      Accumulation units beginning of year                     27,004           28,293                --              --
      Purchase payments                                            --               --                --              --
      Policy withdrawals and charges                           (1,141)          (1,289)               --              --
===========================================================================================================================
      Accumulation units end of year                           25,863           27,004                --              --
===========================================================================================================================

      Accumulation unit value                             $     2.607       $    2.126       $        --       $      --
---------------------------------------------------------------------------------------------------------------------------



                                                          FIDELITY VIP III                GROWTH
                                                              BALANCED                 OPPORTUNITIES
------------------------------------------------------------------------------------------------------
                                                                1999                        1998
------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                            $        --                    $     --
    Net realized gain (loss) on investments                          --                           3
    Capital gains distributions from mutual funds                    --                          --
    Net unrealized appreciation (depreciation)
      of investments during the year                                 --                          (3)
------------------------------------------------------------------------------------------------------
       Increase (decrease) in net assets
         resulting from operations                          $        --                    $     --
------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers                   $        51                    $        4
    Surrenders of accumulation units by terminations,
      withdrawals, and maintenance fees                              --                            --
------------------------------------------------------------------------------------------------------
       Increase in net assets resulting from
         policy related transactions                        $        51                    $        4
------------------------------------------------------------------------------------------------------

Total increase in net assets                                $        --                    $       --

Net assets, beginning of period                             $        --                    $       --

------------------------------------------------------------------------------------------------------
Net assets, end of period                                   $        51                    $        4
======================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation period
      Individual contract owners
      Accumulation units beginning of year                           --                            --
      Purchase payments                                          50,828                         4,127
      Policy withdrawals and charges                                 --                           (35)
------------------------------------------------------------------------------------------------------
      Accumulation units end of year                             50,828                         4,092
======================================================================================================

      Accumulation unit value                               $     1.004                    $    0.984
------------------------------------------------------------------------------------------------------

      Group contract owners
      Accumulation units beginning of year                           --                            --
      Purchase payments                                              --                            --
      Policy withdrawals and charges                                 --                            --
------------------------------------------------------------------------------------------------------
      Accumulation units end of year                                 --                            --
======================================================================================================

      Accumulation unit value                               $                              $
------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the annuity
     period
      Accumulation units beginning of year                           --                            --
      Purchase payments                                              --                            --
      Policy withdrawals and charges                                 --                            --
======================================================================================================
      Accumulation units end of year                                 --                            --
======================================================================================================

      Accumulation unit value                               $        --                    $       --
------------------------------------------------------------------------------------------------------



AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
For the year ended December 31:
                                                                                               T. ROWE        T. ROWE       T. ROWE
                                                    FIDELITY VIP III      FIDELITY VIP III      PRICE          PRICE         PRICE
                                                        GROWTH &               MID CAP         EQUITY     INTERNATIONAL     MID-CAP
                                                         INCOME                GROWTH          INCOME         STOCK          GROWTH
------------------------------------------------------------------------------------------------------------------------------------
                                                          1999                  1999            1999           1999           1999
------------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)                    $         --            $         --       $     --      $      --     $    --
    Net realized gain (loss) on investments                   --                      --             --             --          --
    Capital gains distributions from mutual
     funds                                                    --                      --             --             --          --
    Net unrealized appreciation of
      investments during the year                              1                       1             --             --          --
------------------------------------------------------------------------------------------------------------------------------------
        Increase in net assets
         resulting from operations                  $          1            $          1       $     --      $      --     $    --
------------------------------------------------------------------------------------------------------------------------------------

From policy related transactions:
    Purchase payments and other transfers           $         18            $          3       $      2      $      (2)    $     1
    Surrenders of accumulation units by
     terminations, withdrawals, and
     maintenance fees                                         --                      --             --              2          --
------------------------------------------------------------------------------------------------------------------------------------
       Increase in net assets resulting from
        policy related transactions                 $         18            $          3       $      2      $      --     $     1
------------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                        $         --            $         --       $     --      $      --     $    --

Net assets, beginning of period                     $         --            $         --       $     --      $      --     $    --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                           $         19            $          4       $      2      $      --     $     1
====================================================================================================================================

Change in units outstanding:
    Deferred contracts in the accumulation
    period
     Individual contract owners
     Accumulation units beginning of year                     --                      --             --             --          --
     Purchase payments                                    18,326                   3,005          1,759          1,553       1,016
     Policy withdrawals and charges                          (62)                     --             --         (1,524)       (294)
------------------------------------------------------------------------------------------------------------------------------------
     Accumulation units end of year                       18,264                   3,005          1,759             29         722
====================================================================================================================================

     Accumulation unit value                        $      1.019            $      1.215       $  0.939      $   1.080     $ 1.144
====================================================================================================================================

     Group contract owners
     Accumulation units beginning of year                     --                      --             --             --          --
     Purchase payments                                        --                      --             --             --          --
     Policy withdrawals and charges                           --                      --             --             --          --
------------------------------------------------------------------------------------------------------------------------------------
     Accumulation units end of year                           --                      --             --             --          --
====================================================================================================================================
     Accumulation unit value                        $         --            $         --       $     --      $      --     $    --
------------------------------------------------------------------------------------------------------------------------------------

    Deferred individual annuity contract in the
    annuity period
     Accumulation units beginning of year                     --                      --             --             --          --
     Purchase payments                                        --                      --             --             --          --
     Policy withdrawals and charges                           --                      --             --             --          --
------------------------------------------------------------------------------------------------------------------------------------
     Accumulation units end of year                           --                      --             --             --          --
====================================================================================================================================
     Accumulation unit value                        $         --            $         --       $     --      $      --     $    --
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General ... American National Variable Annuity Separate Account (Separate Account) was established on July 30,1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the Investrac Gold Variable Annuity product. There are currently 21 subaccounts within the Separate Account. Each of the subaccounts is invested only in a corresponding portfolio of the American National (AN) Funds, the Fidelity Funds or the T. Rowe Price Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

BASIS OF PRESENTATION ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with generally accepted accounting principles.

INVESTMENTS ... Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and Dividends from mutual funds are recorded and reinvested upon receipt.

FEDERAL TAXES ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

USE OF ESTIMATES ... The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2)  SECURITY PURCHASES AND SALES

For the year ended December 31, 1999, the aggregate cost of purchases (including reinvestment of dividend distributions) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                 Purchases              Sales
------------------------------------------------------------------------------------------------
AN Growth Portfolio                             $   615                 $   596
AN Money Market Portfolio                           183                     127
AN Balanced Portfolio                               417                     406
AN Equity Income Portfolio                        1,107                     756
Fidelity VIP II Investment Grade Bond               610                      81
Fidelity VIP II Asset Manager                       319                     130
Fidelity VIP II Index 500                         1,472                     757
Fidelity VIP Money Market                         2,276                   2,231
Fidelity VIP Equity Income Fund                     890                     973
Fidelity VIP High Income Fund                        91                     145
Fidelity VIP Growth                               1,741                     915
Fidelity VIP Overseas                               136                      69
Fidelity VIP II Contrafund                          664                     434
Fidelity VIP II Asset Manager Growth                234                     304
Fidelity VIP III Balanced                            51                      --
Fidelity VIP III Growth Opportunities                 4                      --
Fidelity VIP III Growth & Income                     18                      --
Fidelity VIP III Mid Cap Growth                       3                      --
T. Rowe Price Equity Income                           2                      --
T. Rowe Price International Stock Income              2                       2
T. Rowe Price Mid-Cap Growth                          1                      --
------------------------------------------------------------------------------------------------
Totals                                          $ 10,836                $ 7,926

(3) POLICY CHARGES AND DEDUCTIONS


Mortality and Expense Risk Charges ... Mortality risk and expense risk charges, at an effective annual rate of 1.25%, are assessed daily against the Separate Account's net asset value for both qualified and non-qualified Flexible Purchase Payment Annuity Contracts. These charges are assessed at a rate of 0.85% for the Group Unallocated Deferred Annuity Contracts. This fee is assessed during both the accumulation period and the annuity period.

MONTHLY ADMINISTRATIVE CHARGES ... American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee is $25 for non-qualified Flexible Purchase Payment Annuity Contracts and $30 for all qualified Flexible Purchase Payment Annuity Contracts. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. Immediate Annuity Contracts have a one time contract fee of $100 when the single purchase payment is paid. The Group Unallocated Deferred Annuity Contracts have no annual contract fee. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

SURRENDER CHARGE ... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis. For Flexible Purchase Payment Deferred Annuities in the first policy year, the surrender charge is a maximum of 7% of the purchase payment withdrawn and grades down to zero in the eighth contract year after the purchase payment being withdrawn was made. For Group Unallocated Deferred Annuity Contracts the surrender charge is a maximum of 4% and grades down to zero in the eighth policy year.

TRANSFER CHARGE ... A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

PREMIUM CHARGES ... Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

DISTRIBUTION EXPENSE CHARGE ... A distribution expense is assessed daily to each Subaccount. The distribution expense charge is 0.25% annually for Flexible Purchase Payment Deferred Annuity Contracts. Group Unallocated Deferred Annuity Contracts do not incur a distribution expense charge. The sum of all surrender charges and the distribution expense charges assessed will at no time exceed 9.0% of all Purchase Payments paid.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,

American National Insurance Company

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in stockholders' equity and cash flows for the years then ended. These consolidated financial statements (pages 37 through 66) are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Houston, Texas

February 11, 2000

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                    1999           1998
 --------------------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
  Premiums
     Life.................................................................................   $     300,326   $    295,207
     Annuity..............................................................................          41,704         45,079
     Accident and health..................................................................         396,072        393,602
     Property and casualty................................................................         392,576        354,820
  Other policy revenues...................................................................         100,258        105,041
  Net investment income...................................................................         473,949        475,242
  Gain from sale of investments...........................................................         149,061         49,768
  Other income............................................................................          35,668         25,906
 -------------------------------------------------------------------------------------------------------------------------
     Total revenues.......................................................................       1,889,614      1,744,665
 -------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and other benefits:
     Life.................................................................................         218,109        217,122
     Annuity..............................................................................          45,464         41,888
     Accident and health..................................................................         290,846        289,553
     Property and casualty................................................................         311,723        280,036
  Increase (decrease) in liability for future policy benefits:
     Life.................................................................................          15,546         13,304
     Annuity..............................................................................           9,748         21,831
     Accident and health..................................................................           4,787           (262)
  Interest credited to policy account balances............................................         117,411        126,914
  Commissions for acquiring and servicing policies........................................         264,808        247,015
  Other operating costs and expenses......................................................         210,877        199,294
  Increase (decrease) in deferred policy acquisition costs, net of amortization...........          (2,188)         9,795
  Taxes, licenses and fees................................................................          33,744         32,334
 -------------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses..........................................................       1,520,875      1,478,824
 -------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF
  UNCONSOLIDATED AFFILIATES AND FEDERAL INCOME TAXES......................................         368,739        265,841
EQUITY IN EARNINGS OF UNCONSOLIDATED AFFILIATES...........................................          19,942          8,048
--------------------------------------------------------------------------------------------------------------------------
GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES..........................................         388,681        273,889

PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
  Current.................................................................................         132,128         77,707
  Deferred................................................................................         (10,060)        (1,216)
--------------------------------------------------------------------------------------------------------------------------
NET INCOME................................................................................   $     266,613   $    197,398
==========================================================================================================================
NET INCOME PER COMMON SHARE - BASIC AND DILUTED...........................................   $       10.07   $       7.45
==========================================================================================================================

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                                                                                  1999           1998
--------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, other than investments in unconsolidated affiliates
     Debt securities:
       Bonds held-to-maturity, at amortized cost..........................................   $   3,636,786   $  3,565,974
       Bonds available-for-sale, at market................................................         838,161        720,818
     Marketable equity securities, at market:
       Preferred stocks...................................................................          39,752         41,664
       Common stocks......................................................................         963,337      1,051,926
     Mortgage loans on real estate........................................................       1,033,330      1,025,683
     Policy loans.........................................................................         293,287        296,109
     Investment real estate, net of
      accumulated depreciation of $110,658 and $109,415...................................         251,529        238,714
     Short-term investments...............................................................          95,352         90,368
     Other invested assets................................................................         102,001        112,207
--------------------------------------------------------------------------------------------------------------------------
       Total investments..................................................................       7,253,535      7,143,463
  Cash....................................................................................          14,376         22,228
  Investments in unconsolidated affiliates................................................         119,372        120,098
  Accrued investment income...............................................................         110,161        104,405
  Reinsurance ceded receivables...........................................................         104,216         65,667
  Prepaid reinsurance premiums............................................................         194,969        171,116
  Premiums due and other receivables......................................................          96,703         91,518
  Deferred policy acquisition costs.......................................................         758,796        731,703
  Property and equipment, net.............................................................          50,132         40,860
  Other assets............................................................................         103,443         94,302
  Separate account assets.................................................................         284,823        230,292
--------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................   $   9,090,526   $  8,815,652
==========================================================================================================================
LIABILITIES
  Policyholder funds
     Future policy benefits:
       Life...............................................................................   $   1,872,066   $  1,853,759
       Annuity............................................................................         186,650        175,637
       Accident and health................................................................          64,901         60,113
     Policy account balances..............................................................       2,283,428      2,324,310
     Policy and contract claims...........................................................         403,984        359,953
     Other policyholder funds.............................................................         557,103        510,130
--------------------------------------------------------------------------------------------------------------------------
       Total policyholder liabilities.....................................................       5,368,132      5,283,902
  Current federal income taxes............................................................           9,218        (20,515)
  Deferred federal income taxes...........................................................         221,341        259,243
  Other liabilities.......................................................................         143,866        148,118
  Separate account liabilities............................................................         284,823        230,292
--------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES..................................................................       6,027,380      5,901,040
--------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
  Capital stock...........................................................................          30,832         30,832
  Additional paid-in capital..............................................................             211            211
  Accumulated other comprehensive income..................................................         254,820        299,176
  Retained earnings.......................................................................       2,880,010      2,687,120
  Treasury stock, at cost.................................................................        (102,727)      (102,727)
--------------------------------------------------------------------------------------------------------------------------
       TOTAL STOCKHOLDERS' EQUITY.........................................................       3,063,146      2,914,612
--------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY.........................................   $   9,090,526   $  8,815,652
==========================================================================================================================

See accompanying notes to consolidated financial statements.



CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)
---------------------------------------------------------------------------------------------------------------------------

                                                           ACCUMULATED
                                              ADDITIONAL      OTHER
                                 CAPITAL       PAID-IN    COMPREHENSIVE      RETAINED        TREASURY
                                  STOCK        CAPITAL       INCOME          EARNINGS         STOCK             TOTAL
--------------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1997        $ 30,832     $ 211       $ 215,883        $ 2,561,218      $ (102,727)     $ 2,705,417
 Comprehensive income
     (net of taxes):
   Net income                                                                  197,398                          197,398
   Change in unrealized gains
     on marketable securities                                83,293                                              83,293
--------------------------------------------------------------------------------------------------------------------------
      Comprehensive income                                                                                      280,691

 Dividends to stockholders
   ($2.70 per share)                                                           (71,496)                         (71,496)
--------------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1998        $ 30,832     $ 211       $ 299,176        $ 2,687,120      $ (102,727)     $ 2,914,612

 Comprehensive income
     (net of taxes):
   Net income                                                                  266,613                          266,613
   Change in unrealized gains
     on marketable securities                               (44,328)                                            (44,328)
   Foreign exchange adjustments                                 (28)                                                (28)
--------------------------------------------------------------------------------------------------------------------------
      Comprehensive income                                                                                      222,257

 Dividends to stockholders
   ($2.78 per share)                                                           (73,723)                         (73,723)
--------------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1999        $ 30,832     $ 211       $ 254,820        $ 2,880,010      $ (102,727)     $ 3,063,146
==========================================================================================================================

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
--------------------------------------------------------------------------------------------------------------------------
                                                                                              1999               1998
--------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Net income..........................................................................    $  266,613         $  197,398
  Adjustments to reconcile net income to net cash provided by operating activities:
     Increase in liabilities for policyholders' funds.................................       125,112            120,343
     Charges to policy account balances...............................................      (101,739)          (105,111)
     Interest credited to policy account balances.....................................       117,411            126,914
     Deferral of policy acquisition costs.............................................      (141,450)          (140,707)
     Amortization of deferred policy acquisition costs................................       135,385            149,116
     Deferred federal income tax benefit..............................................       (10,060)            (1,216)
     Depreciation.....................................................................        19,598             17,351
     Accrual and amortization of discounts and premiums...............................       (15,183)           (13,993)
     Gain from sale of investments....................................................      (149,061)           (49,768)
     Equity in earnings of unconsolidated affiliates..................................       (19,942)            (8,048)
     Increase in premiums receivable..................................................        (5,185)            (7,243)
     Increase in accrued investment income............................................        (5,756)            (2,044)
     Capitalization of interest on policy and mortgage loans..........................       (17,099)           (15,365)
     Other changes, net...............................................................       (25,883)           (98,634)
--------------------------------------------------------------------------------------------------------------------------
       Net cash provided by operating activities......................................       172,761            168,993
--------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Proceeds from sale or maturity of investments:
     Bonds............................................................................       257,398            316,067
     Stocks...........................................................................       374,615            247,951
     Real estate......................................................................        32,921             33,186
     Other invested assets............................................................        96,670                171
  Principal payments received on:
     Mortgage loans...................................................................       176,394            154,333
     Policy loans.....................................................................        37,594             42,093
  Purchases of investments:
     Bonds............................................................................      (508,205)          (373,401)
     Stocks...........................................................................      (160,465)          (237,868)
     Real estate......................................................................       (29,124)            (7,462)
     Mortgage loans...................................................................      (146,513)           (35,420)
     Policy loans.....................................................................       (22,461)           (24,034)
     Other invested assets............................................................      (137,683)           (79,081)
  Decrease (increase) in short-term investments, net..................................        (4,984)            36,418
  Increase (decrease) in investment in unconsolidated affiliates, net.................           726            (19,210)
  Increase in property and equipment, net.............................................       (17,219)           (14,188)
--------------------------------------------------------------------------------------------------------------------------
       Net cash provided by (used in) investing activities............................       (50,336)            39,555
--------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Policyholders' deposits to policy account balances..................................       309,885            289,654
  Policyholders' withdrawals from policy account balances.............................      (366,439)          (409,975)
  Dividends to stockholders...........................................................       (73,723)           (71,496)
--------------------------------------------------------------------------------------------------------------------------
       Net cash used in financing activities..........................................      (130,277)          (191,817)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH.......................................................        (7,852)            16,731
  Cash:
     Beginning of the year............................................................        22,228              5,497
--------------------------------------------------------------------------------------------------------------------------
     End of the year..................................................................    $   14,376         $   22,228
==========================================================================================================================

See accompanying notes to consolidated financial statements.

(1)  NATURE OF OPERATIONS

American National Insurance Company (American National) is a multiple line insurance company offering a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through its subsidiaries, American National offers mutual funds and invests in real estate. The majority (99%) of revenues is generated by the insurance business. With the exception of New York, business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

American National's insurance subsidiaries are American National Life Insurance Company of Texas (ANTEX), Garden State Life Insurance Company, Standard Life and Accident Insurance Company, American National Property and Casualty Company (ANPAC), American National General Insurance Company (ANGIC), American National Lloyds Insurance Company (ANPAC Lloyds) and American National de Mexico. The major non-insurance subsidiaries are Securities Management and Research, Inc., Comprehensive Investment Services, Inc., Alternative Benefit Management, Inc., ANTAC, Inc. and ANREM Corporation. As part of its investment portfolio, American National also owns interests in unconsolidated affiliates, primarily real estate and equity fund joint ventures and partnerships.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION--The consolidated financial statements include the accounts of American National Insurance Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles (GAAP) which, for the insurance companies, differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 14.)

Certain reclassifications have been made to the 1998 financial information to conform to the 1999 presentation.

USE OF ESTIMATES--The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

REPORTING COMPREHENSIVE INCOME--Effective January 1, 1998, American National adopted FAS No. 130, "Reporting Comprehensive Income." This statement establishes standards for presenting comprehensive income and its components prominently in the financial statements.

American National has elected to display comprehensive income as part of the consolidated statements of changes in stockholders' equity. Additional information regarding the components of comprehensive income is reported in
Note 11.

DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION--Effective January 1, 1998, American National adopted FAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." This statement establishes standards for presenting information about operating segments in financial statements. The statement requires disclosure of information on operating segments that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. It also establishes standards for related disclosures about products and services, geographic areas and major customers. The adoption of this standard had no effect on American National's financial position or results from operations. The segment disclosures are presented in Note 13.

PENSION AND OTHER POSTRETIREMENT BENEFIT DISCLOSURES--As of December 31, 1998, American National adopted FAS No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits." This statement establishes revised standards for disclosures about pensions and other postretirement benefit plans. The adoption of this new standard had no effect on American National's financial position or results from operations. The retirement benefits disclosures are presented in
Note 15.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS--FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by FAS No. 137, is effective for all quarters of all fiscal years beginning after June 15, 2000. This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value.

American National intends to adopt FAS No. 133, as amended, on January 1, 2001. Management believes that the adoption of FAS No. 133 will not have a significant effect on American National's financial position or results from operations.

INVESTMENTS

DEBT SECURITIES--Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

Bonds held as available-for-sale are carried at market.

PREFERRED STOCKS--All preferred stocks are classified as available-for-sale and are carried at market.

COMMON STOCKS-- All common stocks are classified as available-for-sale and are carried at market.

UNREALIZED GAINS--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

MORTGAGE LOANS--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are loans where, based on current information and events, it is probable that American National will be unable to collect all amounts due according to the contractual terms of the loan agreement.

POLICY LOANS--Policy loans are carried at cost.

INVESTMENT REAL ESTATE--Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is measured over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

SHORT-TERM INVESTMENTS--Short-term investments (primarily commercial paper) are carried at amortized cost.

OTHER INVESTED ASSETS--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

INVESTMENT VALUATION ALLOWANCES AND IMPAIRMENTS--Investment valuation allowances are established for other than temporary impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

CASH AND CASH EQUIVALENTS

American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is measured using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES

DEFERRED POLICY ACQUISITION COSTS--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

FUTURE POLICY BENEFITS--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future policy issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges. In the near term, it is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS

TRADITIONAL ORDINARY LIFE AND HEALTH--Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

ANNUITIES--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the premiums received plus accumulated interest less applicable accumulated administrative fees. It is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

UNIVERSAL LIFE AND SINGLE PREMIUM WHOLE LIFE--Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid, and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

PROPERTY AND CASUALTY--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 1999. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES--The allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums. Participating business comprised approximately 2.6% of the life insurance in force at December 31, 1999 and 5.5% of life premiums in 1999.

FEDERAL INCOME TAXES

American National and all but one of its subsidiaries will file a consolidated life/non-life federal income tax return for 1999. Alternative Benefit Management, Inc. files a separate return.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in this report.

(3)   INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

                                                              GROSS         GROSS       ESTIMATED
                                               AMORTIZED    UNREALIZED   UNREALIZED      MARKET
DECEMBER 31, 1999:                               COST         GAINS        LOSSES         VALUE
--------------------------------------------------------------------------------------------------------------------------
Debt securities
    Bonds held-to-maturity:
      U. S. Government and agencies........    $  141,247     $    286    $  (1,891)    $  139,642
      States, and political subdivisions...        44,624           52       (3,858)        40,818
      Foreign governments..................       107,250        1,279         (636)       107,893
      Public utilities.....................     1,126,456        4,833      (29,482)     1,101,807
      All other corporate bonds............     2,118,267       11,476      (70,222)     2,059,521
      Mortgage-backed securities...........        98,942        3,570          (70)       102,442
--------------------------------------------------------------------------------------------------------------------------
        Total bonds held-to-maturity.......     3,636,786       21,496     (106,159)     3,552,123
--------------------------------------------------------------------------------------------------------------------------
    Bonds available-for-sale:
      U. S. Government and agencies........        54,506           --         (651)        53,855
      States, and political subdivisions...        38,538           --       (3,836)        34,702
      Foreign governments..................        27,469        1,023          (15)        28,477
      Public utilities.....................       184,126        1,728       (2,298)       183,556
      All other corporate bonds............       552,529        5,477      (20,435)       537,571
--------------------------------------------------------------------------------------------------------------------------
        Total bonds available-for-sale.......     857,168        8,228      (27,235)       838,161
--------------------------------------------------------------------------------------------------------------------------
        Total debt securities.................. 4,493,954       29,724     (133,394)     4,390,284
--------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
      Preferred stock......................        39,145        1,287         (680)        39,752
      Common stock.........................       551,064      413,522       (1,249)       963,337
--------------------------------------------------------------------------------------------------------------------------
      Total marketable equity securities...       590,209      414,809       (1,929)     1,003,089
--------------------------------------------------------------------------------------------------------------------------
Total investments in securities............    $5,084,163     $444,533    $(135,323)    $5,393,373
==========================================================================================================================

                                                              GROSS         GROSS       ESTIMATED
                                               AMORTIZED    UNREALIZED   UNREALIZED      MARKET
DECEMBER 31, 1998:                               COST         GAINS        LOSSES         VALUE
--------------------------------------------------------------------------------------------------------------------------
Debt securities
    Bonds held-to-maturity:
      U. S. Government and agencies........    $  166,206     $  5,503     $     --     $  171,709
      States, and political subdivisions...        39,427          692          (24)        40,095
      Foreign governments..................       106,924        9,436           --        116,360
      Public utilities.....................     1,210,677       73,784         (135)     1,284,326
      All other corporate bonds............     1,914,950      132,731         (491)     2,047,190
      Mortgage-backed securities...........       127,790        8,344           (1)       136,133
--------------------------------------------------------------------------------------------------------------------------
        Total bonds held-to-maturity.......     3,565,974      230,490         (651)     3,795,813
--------------------------------------------------------------------------------------------------------------------------
    Bonds available-for-sale:
      U. S. Government and agencies........        71,579        1,368           --         72,947
      Foreign governments..................        42,780        4,758           --         47,538
      Public utilities.....................       230,534       16,738           --        247,272
      All other corporate bonds............       328,132       25,310         (381)       353,061
--------------------------------------------------------------------------------------------------------------------------
        Total bonds available-for-sale.....       673,025       48,174         (381)       720,818
--------------------------------------------------------------------------------------------------------------------------
    Total debt securities..................     4,238,999      278,664       (1,032)     4,516,631
--------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
      Preferred stock......................        39,264        2,427          (27)        41,664
      Common stock.........................       619,197      473,099      (40,370)     1,051,926
--------------------------------------------------------------------------------------------------------------------------
      Total marketable equity securities...       658,461      475,526      (40,397)     1,093,590
--------------------------------------------------------------------------------------------------------------------------
Total investments in securities............    $4,897,460     $754,190     $(41,429)    $5,610,221
==========================================================================================================================

DEBT SECURITIES--The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 1999, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                             BONDS HELD-TO-MATURITY    BONDS AVAILABLE-FOR-SALE
--------------------------------------------------------------------------------------------------------------------------
                                                            ESTIMATED                ESTIMATED
                                             AMORTIZED       MARKET      AMORTIZED    MARKET
                                               COST          VALUE         COST        VALUE
--------------------------------------------------------------------------------------------------------------------------
Due in one year or less..................    $   56,902    $   57,441    $     --    $     --
Due after one year through five years....       963,942       958,745     319,676     322,278
Due after five years through ten years...     2,470,818     2,391,315     485,431     468,007
Due after ten years......................        46,182        42,180      52,061      47,876
--------------------------------------------------------------------------------------------------------------------------
                                              3,537,844     3,449,681     857,168     838,161
Without single maturity date.............        98,942       102,442          --          --
--------------------------------------------------------------------------------------------------------------------------
                                             $3,636,786    $3,552,123    $857,168    $838,161
==========================================================================================================================

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $466,899,000 for 1999. Gross gains of $148,762,000 and gross losses of $6,043,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $33,813,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net gain from the sale of these bonds was $5,314,000.

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $317,556,000 for 1998. Gross gains of $71,935,000 and gross losses of $36,975,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $40,454,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net gain from the sale of these bonds was $1,073,000.

Bonds were called or otherwise redeemed by the issuers during 1999, which resulted in proceeds of $163,596,000 from the disposal. Gross gains of $688,000 were realized on those disposals. Bonds were called by the issuers during 1998, which resulted in proceeds of $89,205,000 from the disposal. Gross gains of $747,000 were realized on those disposals.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES--Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $137,222,000 and $160,912,000 for 1999 and 1998, respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

                                                                 1999       1998
--------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale............................        $  (66,800)   $ 10,482
Preferred stocks....................................            (1,793)        969
Common stocks.......................................           (20,456)    124,921
Amortization of deferred policy acquisition costs...            21,028      (8,229)
--------------------------------------------------------------------------------------------------------------------------
                                                               (68,021)    128,143
Provision for federal income taxes..................            23,693     (44,850)
--------------------------------------------------------------------------------------------------------------------------
                                                            $  (44,328)   $ 83,293
==========================================================================================================================

MORTGAGE LOANS--In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 1999, mortgage loans have both fixed rates from 5.75% to 12.25% and variable rates from 6.39% to 10.25%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 5 to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,033,330,000 and $1,025,683,000 at December 31, 1999
and 1998, respectively. Problem loans, on which valuation allowances were established, totaled $41,446,000 and $43,049,000 at December 31, 1999 and 1998,
respectively.

POLICY LOANS--All of the Company's policy loans carried interest rates ranging from 5% to 8% at December 31, 1999.

Investment income and realized gains (losses)--Investment income and realized gains (losses) from disposals of investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

                                                                                               GAINS (LOSSES) FROM
                                                               INVESTMENT INCOME             DISPOSALS OF INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------
                                                              1999            1998              1999             1998
--------------------------------------------------------------------------------------------------------------------------
Bonds.........................................             $ 318,898       $ 317,481       $  (5,327)          $ 2,614
Preferred stocks..............................                 2,599           2,584          (1,212)                1
Common stocks.................................                16,284          16,774         149,946            33,092
Mortgage loans................................                98,111          97,871           1,206             1,248
Real estate...................................                65,027          80,138           6,417             1,338
Other invested assets.........................                36,819          29,123           2,793              (564)
Investment in unconsolidated affiliates.......                    --              --              --                29
--------------------------------------------------------------------------------------------------------------------------
                                                             537,738         543,971         153,823            37,758
Investment expenses...........................               (63,789)        (68,729)             --                --
Decrease (increase) in valuation allowances...                    --              --          (4,762)           12,010
--------------------------------------------------------------------------------------------------------------------------
                                                           $ 473,949       $ 475,242       $ 149,061          $ 49,768
==========================================================================================================================

(4) OFF-BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

To ensure a well-diversified investment portfolio, American National employs a strategy to invest funds at the highest possible rate of return commensurate with sound and prudent underwriting practices.

BONDS:

American National's bond portfolio is of high investment quality and is diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows:

                                                                                                           1999     1998
---------------------------------------------------------------------------------------------------------------------------
AAA....................................................................................................      8%      9%
AA.....................................................................................................     14%     14%
A......................................................................................................     57%     55%
BBB and below..........................................................................................     21%     22%
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           100%    100%
==========================================================================================================================

COMMON STOCK:

American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

                                                                                                           1999     1998
--------------------------------------------------------------------------------------------------------------------------
Basic materials........................................................................................      4%      4%
Capital goods..........................................................................................      7%      7%
Consumer goods.........................................................................................     20%     18%
Energy.................................................................................................      7%      5%
Finance................................................................................................     10%     11%
Technology.............................................................................................     24%     16%
Health care............................................................................................     10%     24%
Miscellaneous..........................................................................................     12%     10%
Mutual funds...........................................................................................      6%      5%
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           100%    100%
==========================================================================================================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

                                               MORTGAGE      INVESTMENT
                                                LOANS        REAL ESTATE
--------------------------------------------------------------------------
                                             1999    1998    1999    1998
--------------------------------------------------------------------------
Office buildings..........................    17%     21%     15%     19%
Shopping centers..........................    52%     56%     42%     41%
Commercial................................     4%      3%      5%      7%
Apartments................................     1%      1%      3%      3%
Hotels/motels.............................     6%      3%     13%     16%
Industrial................................    16%     13%     21%     13%
Other.....................................     4%      3%      1%      1%
--------------------------------------------------------------------------
                                             100%    100%    100%    100%
==========================================================================


American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

                                               MORTGAGE      INVESTMENT
                                                LOANS        REAL ESTATE
--------------------------------------------------------------------------
                                             1999    1998    1999    1998
--------------------------------------------------------------------------
New England...............................     9%      9%     --      --
Middle Atlantic...........................    16%     13%     --      --
East North Central........................    10%     12%     18%     11%
West North Central........................     3%      3%     17%      9%
South Atlantic............................    19%     19%      7%      8%
East South Central........................     1%      1%     13%     15%
West South Central........................    25%     21%     36%     42%
Mountain..................................     7%      9%      3%      7%
Pacific...................................    10%     13%      6%      8%
--------------------------------------------------------------------------
                                             100%    100%    100%    100%
==========================================================================

For discussion of other off-balance sheet risks, see Note 5.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

DEBT SECURITIES:

The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:

Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS:

The market value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:

The carrying amount for policy loans approximates their market value.

SHORT-TERM INVESTMENTS:

The carrying amount for short-term investments approximates their market value.

INVESTMENT CONTRACTS:

The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

INVESTMENT COMMITMENTS:

American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 1999 or 1998.

VALUES:

The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands):

                                                  1999                       1998
-----------------------------------------------------------------------------------------------
                                                      ESTIMATED                   ESTIMATED
                                        CARRYING       MARKET       CARRYING       MARKET
                                         AMOUNT         VALUE        AMOUNT         VALUE
-----------------------------------------------------------------------------------------------
Financial assets:
    Bonds:
      Held-to-maturity..............    $3,636,786    $3,552,123    $3,565,974    $3,795,813
      Available-for-sale............       838,161       838,161       720,818       720,818
    Preferred stock.................        39,752        39,752        41,664        41,664
    Common stock....................       963,337       963,337     1,051,926     1,051,926
    Mortgage loans on real estate...     1,033,330     1,044,146     1,025,683     1,158,033
    Policy loans....................       293,287       293,287       296,109       296,109
    Short-term investments..........        95,352        95,352        90,368        90,368
Financial liabilities:
    Investment contracts............     1,639,348     1,639,348     1,736,223     1,736,223
-----------------------------------------------------------------------------------------------

(6) DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 1999 and 1998, are summarized as follows (in thousands):

                                                 LIFE          ACCIDENT      PROPERTY &
                                               & ANNUITY       & HEALTH       CASUALTY           TOTAL
------------------------------------------------------------------------------------------------------------
Balance at December 31, 1997..............    $   633,339      $ 105,174       $   9,828        $  748,341
------------------------------------------------------------------------------------------------------------
   Additions..............................         87,660         25,897          25,764           139,321
   Amortization...........................        (98,017)       (26,940)        (24,159)         (149,116)
   Effect of change in unrealized gains
     on available-for-sale securities.....         (8,229)            --              --            (8,229)
 ------------------------------------------------------------------------------------------------------------
 Net change...............................        (18,586)        (1,043)          1,605           (18,024)
 Acquisitions.............................            782            604              --             1,386
 ------------------------------------------------------------------------------------------------------------
Balance at December 31, 1998..............        615,535        104,735          11,433           731,703
------------------------------------------------------------------------------------------------------------
   Additions..............................         82,708         25,315          29,550           137,573
   Amortization...........................        (87,701)       (21,263)        (26,421)         (135,385)
   Effect of change in unrealized gains
     on available-for-sale securities.....         21,028             --              --            21,028
------------------------------------------------------------------------------------------------------------
 Net change...............................         16,035          4,052           3,129            23,216
 Acquisitions.............................          3,652            225              --             3,877
 ------------------------------------------------------------------------------------------------------------
Balance at December 31, 1999..............    $   635,222      $ 109,012       $  14,562        $  758,796
=============================================================================================================
1999 premiums.............................    $   342,030      $ 396,072       $ 392,576        $1,130,678
=============================================================================================================
1998 premiums............................     $   340,286      $ 393,602       $ 354,820        $1,088,708
=============================================================================================================


Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

(7) FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE:

Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

                                                                                                            PERCENTAGE OF
                                                                                                            FUTURE POLICY
POLICY ISSUE                                             INTEREST                                                BENEFITS
YEAR                                                       RATE                                                 SO VALUED
-------------------------------------------------------------------------------------------------------------------------
ORDINARY--
1996-1999           7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter           3%
1981-1995           8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter              18%
1976-1981           7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter              15%
1972-1975           6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter               6%
1969-1971           6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter             5%
1962-1968           4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter           9%
1948-1961           4% for years 1 through 5,graded to 3.5% at the end of year 10, and level thereafter              9%
1947 and prior      Statutory rates of 3% or 3.5%                                                                    1%

INDUSTRIAL--
1948-1967           4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter             4%
1947 and prior      Statutory rates of 3%                                                                            4%

UNIVERSAL LIFE      Future policy benefits for universal life are equal to the current account value                26%
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   100%
=========================================================================================================================


Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

ANNUITIES:

Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Policy account balances for interest-sensitive annuities are equal to the current gross account balance. Mortality and withdrawal assumptions are based on American National's experience.

HEALTH INSURANCE:

Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as follows (in thousands):

                                                       1999         1998
---------------------------------------------------------------------------
Balance at January 1.............................    $266,832     $247,564
  Less reinsurance recoverables..................          11        2,567
---------------------------------------------------------------------------
Net balance at January 1.........................     266,821      244,997
---------------------------------------------------------------------------
Incurred related to:
  Current year...................................     654,222      598,379
  Prior years....................................     (16,322)      (6,324)
---------------------------------------------------------------------------
Total incurred...................................     637,900      592,055
---------------------------------------------------------------------------
Paid related to:
  Current year...................................     457,279      411,352
  Prior years....................................     169,292      158,879
---------------------------------------------------------------------------
Total paid.......................................     626,571      570,231
---------------------------------------------------------------------------
Net balance at December 31.......................     278,150      266,821
  Plus reinsurance recoverables..................       3,988           11
---------------------------------------------------------------------------
Balance at December 31...........................    $282,138     $266,832
===========================================================================

The balances at December 31 are included in policy and contract claims on the consolidated statements of financial position.

(9) REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $1,875,000.

The companies remain contingently liable with respect to any reinsurance ceded, and would become actually liable if the assuming companies were unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, the company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 1999, amounts recoverable from reinsurers with a carrying value of $90,399,000 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. The company holds collateral related to these credit reinsurers totaling $70,918,000. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 120 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

                                                                 1999                1998
-------------------------------------------------------------------------------------------------
Direct premiums.....................................       $  1,268,129          $  1,201,189
Reinsurance premiums assumed from other companies...            110,180                42,403
Reinsurance premiums ceded to other companies.......           (247,631)             (154,884)
-------------------------------------------------------------------------------------------------
Net premiums........................................          1,130,678          $  1,088,708
=================================================================================================
Reinsurance recoveries..............................       $    162,863          $     88,240
=================================================================================================

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

                                                                 1999                1998
-------------------------------------------------------------------------------------------------
Direct life insurance in force......................       $ 46,156,190          $ 44,134,974
Reinsurance risks assumed from other companies......            797,059               713,200
-------------------------------------------------------------------------------------------------
Total life insurance in force.......................         46,953,249            44,848,174
Reinsurance risks ceded to other companies..........         (9,629,707)           (7,965,042)
-------------------------------------------------------------------------------------------------
Net life insurance in force.........................       $ 37,323,542          $ 36,883,132
=================================================================================================

(10)  FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

                                                  1999                        1998
-------------------------------------------------------------------------------------------------
                                         AMOUNT          RATE          AMOUNT        RATE
-------------------------------------------------------------------------------------------------
Income tax on pre-tax income........   $ 136,038        35.00 %      $ 95,861        35.00 %
Tax-exempt investment income........      (1,691)       (0.44)           (971)       (0.35)
Dividend exclusion..................      (3,414)       (0.88)         (5,044)       (1.84)
Exempted losses on sale of assets...      (4,470)       (1.15)         (9,856)       (3.60)
Miscellaneous tax credits, net......      (1,467)       (0.38)         (1,467)       (0.54)
Other items, net....................      (2,928)       (0.75)         (2,032)       (0.74)
-------------------------------------------------------------------------------------------------
                                       $ 122,068        31.40 %      $ 76,491        27.93 %
=================================================================================================

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and December 31, 1998 are as follows (in thousands):

                                                                              1999              1998
------------------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
--------------------
   Investment in bonds, real estate and other invested assets,
     principally due to investment valuation allowances.............    $   17,750         $   10,656
   Policyowner funds, principally due to policy reserve discount....        87,650             78,279
   Policyowner funds, principally due to unearned premium reserve...        11,219             10,020
   Other assets.....................................................         4,689              2,649
 ------------------------------------------------------------------------------------------------------------
 Total gross deferred tax assets....................................       121,308            101,604
   Less valuation allowance.........................................        (3,000)            (3,000)
 ------------------------------------------------------------------------------------------------------------
 Net deferred tax assets............................................    $  118,308         $   98,604
 ------------------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
-------------------------
   Marketable equity securities, principally due to
     net unrealized gains on stock..................................    $ (131,347)        $ (151,396)
   Investment in bonds, principally due to
     accrual of discount on bonds...................................       (20,941)           (17,390)
   Deferred policy acquisition costs, due to
     difference between GAAP and tax................................      (184,217)          (177,057)
   Property, plant and equipment, principally due to
     difference between GAAP and tax depreciation methods...........        (3,144)           (12,004)
 ------------------------------------------------------------------------------------------------------------
 Net deferred tax liabilities.......................................      (339,649)          (357,847)
 ------------------------------------------------------------------------------------------------------------
Total deferred tax..................................................    $ (221,341)        $ (259,243)
=============================================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 1998 and December 31, 1999, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $108,060,000 and $111,465,000 were paid to the Internal Revenue Service in 1999 and 1998, respectively. The statute of limitations for the examination of federal income tax returns through 1995 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1995. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(11) COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities, unrealized gains on deferred acquisition costs and foreign exchange adjustments.

The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as follows:

                                                                 BEFORE         FEDERAL       NET OF
                                                                 FEDERAL       INCOME TAX     FEDERAL
                                                                 INCOME         EXPENSE       INCOME
                                                                  TAX          (BENEFIT)       TAX
--------------------------------------------------------------------------------------------------------
DECEMBER 31, 1999
------------------
Unrealized gains.......................................      $    80,700     $  28,359     $  52,341
Less: reclassification adjustment for
 gains realized in net income..........................         (148,721)      (52,052)      (96,669)
--------------------------------------------------------------------------------------------------------
Net unrealized loss component of
 comprehensive income..................................      $   (68,021)    $ (23,693)    $ (44,328)
========================================================================================================

DECEMBER 31, 1998
-----------------
Unrealized gains.......................................      $   163,103     $  57,086     $ 106,017
Less: reclassification adjustment for
 gains realized in net income..........................          (34,960)      (12,236)      (22,724)
--------------------------------------------------------------------------------------------------------
Net unrealized gains component of
 comprehensive income...................                     $   128,143     $  44,850     $  83,293
========================================================================================================

(12) COMMON STOCK AND EARNINGS PER SHARE

American National has only one class of common stock and no preferred stock. At December 31, 1999 and 1998, American National had 50,000,000 authorized shares of $1.00 par value common stock with 30,832,449 shares issued. At December 31, 1999, treasury shares were 4,274,284, restricted shares were 79,000 and unrestricted shares outstanding were 26,479,165. At December 31, 1998 there were no restricted shares, treasury shares were 4,353,284; and total outstanding shares were 26,479,165.

STOCK-BASED COMPENSATION--During 1999, American National's stockholders approved the "1999 Stock and Incentive Plan." Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year. Subsequent to the close of 1999, the plan was amended to adjust the grant price of awards made during 1999.

On August 1, 1999, American National granted Stock Appreciation Rights (SAR) on 81,500 shares to selected officers. These SARs were granted at a stated price of $70.50 per share (subsequently amended in 2000 to $57 per share), vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. None of these SARs were exercisable during 1999, none of them terminated, and all were outstanding at the end of the year.

Also, on August 1, 1999, American National granted Restricted Stock Awards to directors and consultants. A total of 79,000 shares were granted, with 19,000 granted at an exercise price of $70.50 per share (subsequently amended in 2000 to $57 per share), and 60,000 granted at an exercise price of zero. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. All of the Restricted Stock was outstanding at the end of the year.

American National uses a Black-Scholes option pricing model to calculate the fair value and compensation expense for SARs and Restricted Stock Awards, in accordance with FAS No. 123 "Accounting for Stock-Based Compensation." The fair value per share of the SARs and the Restricted Stock Awards that were originally granted at $70.50 per share was zero at December 31, 1999. The fair value of the Restricted Stock Awards granted at a price of zero was $70.50 per share at December 31, 1999. The following assumptions were used in these computations for 1999: dividend yield of 4.5%; expected volatility of 32%; risk-free interest rate of 6.79%; and expected lives of 5 years for the SARs and 10 years for the Restricted Stock Awards. Compensation expense calculated for 1999 on these awards was not material.

The plan amendment made in February, 2000 will increase compensation expense in the future, but the effect is not material on American National's financial position or results from operations in 1999.

EARNINGS PER SHARE--Earnings per share for 1999 and 1998 were calculated using a weighted average number of shares outstanding of 26,479,165. There were no potentially dilutive items outstanding in 1998. In 1999, the average market price, since the grant date of the SARs and Restricted Stock Awards, was less than the exercise price. As a result, diluted earnings per share is equal to the basic earnings per share.

DIVIDENDS--American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and, in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, noncumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 1999, approximately $606,699,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

(13) SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

MULTIPLE LINE MARKETING -- This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through American National, ANTEX, ANPAC, ANGIC and ANPAC Lloyds.

HOME SERVICE DIVISION -- This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

INDEPENDENT MARKETING -- This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

HEALTH DIVISION -- This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third party marketing organizations.

SENIOR AGE MARKETING -- This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING -- This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION -- This segment derives its revenues principally from the sale of credit life and credit accident and health insurance.

CAPITAL AND SURPLUS -- This segment derives its revenues principally from investment instruments.

ALL OTHER -- This category comprises segments which are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

 . Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

 . Net investment income from all other assets is allocated to capital and surplus to arrive at an underwriting gain from operations. A portion of the income allocated to capital and surplus is then re-allocated to the other segments in accordance with the amount of equity invested in each segment.

 . Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

 . Gain or loss on the sale of investments is allocated to capital and surplus.

 . Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

 . Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 1999 and 1998 (in thousands):

                                                                                              GAIN FROM
                                PREMIUMS          NET                                        OPERATIONS     FEDERAL
                                   AND         INVESTMENT       EQUITY                         BEFORE        INCOME
                                  OTHER          INCOME        EXPENSES           IN           FEDERAL        TAX
                                 POLICY           AND             AND       UNCONSOLIDATED     INCOME       EXPENSE         NET
                                 REVENUE     REALIZED GAINS    BENEFITS       AFFILIATES        TAXES      (BENEFIT)   INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
1999
----
Multiple Line Marketing       $  489,263         $ 95,821    $  530,321          $    --     $ 54,763     $ 18,072        $ 36,691
Home Service Division            209,033          118,978       263,945               --       64,066       21,142          42,924
Independent Marketing             60,574          118,960       162,052               --       17,482        5,769          11,713
Health Division                  237,446            7,406       256,390               --      (11,538)      (3,808)         (7,730)
Credit Insurance Division         63,262           16,094        65,903               --       13,453        4,439           9,014
Senior Age Marketing             148,368           18,013       162,209               --        4,172        1,377           2,795
Direct Marketing                  26,857            3,734        24,823               --        5,768        1,903           3,865
Capital and Surplus                1,087          211,453           256           12,249      224,533       67,900         156,633
All other                         30,714           32,551        54,976            7,693       15,982        5,274          10,708
-----------------------------------------------------------------------------------------------------------------------------------
                              $1,266,604         $623,010    $1,520,875          $19,942     $388,681     $122,068        $266,613
===================================================================================================================================

1998
----
Multiple Line Marketing       $  452,146         $ 95,063    $  488,842          $    --     $ 58,367     $ 19,261        $ 39,106
Home Service Division            203,976          122,188       252,446               --       73,718       24,327          49,391
Independent Marketing             69,714          122,279       184,655               --        7,338        2,422           4,916
Health Division                  211,249            7,850       240,195               --      (21,096)      (6,962)        (14,134)
Credit Insurance Division         57,727           15,215        61,181               --       11,761        3,881           7,880
Senior Age Marketing             162,161           17,760       169,929               --        9,992        3,297           6,695
Direct Marketing                  26,619            3,588        24,034               --        6,173        2,037           4,136
Capital and Surplus                  982          107,737           761            8,048      116,006       24,390          91,616
All other                         35,081           33,330        56,781               --       11,630        3,838           7,792
-----------------------------------------------------------------------------------------------------------------------------------
                              $1,219,655         $525,010    $1,478,824          $ 8,048     $273,889     $ 76,491        $197,398
===================================================================================================================================

There were no significant non-cash items to report. Almost all of the consolidated revenues were derived in the U.S.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 1999 and 1998 (in thousands):

                                 TOTAL REVENUES

                                                       ACCIDENT &   PROPERTY &                             TOTAL
                                 LIFE       ANNUITY      HEALTH      CASUALTY     CREDIT    ALL OTHER    REVENUES
--------------------------------------------------------------------------------------------------------------------
1999
----
Multiple Line Marketing         $121,753    $ 17,637     $ 19,736     $403,029    $    --    $     --    $  562,155
Home Service Division            283,566       4,576        8,778           --         --          --       296,920
Independent Marketing              8,938     157,569           --           --         --          --       166,507
Health Division                    3,920          --      236,559           --         --          --       240,479
Credit Insurance Division             --          --           --           --     69,007          --        69,007
Senior Age Marketing              31,577       1,692      125,609           --         --          --       158,878
Direct Marketing                  29,501         146          427           --         --          --        30,074
Capital and Surplus                   --          --           --           --         --     306,797       306,797
All other                         30,120       1,878        1,709           --         --      25,090        58,797
--------------------------------------------------------------------------------------------------------------------
                                $509,375    $183,498     $392,818     $403,029    $69,007    $331,887    $1,889,614
====================================================================================================================

1998
----
Multiple Line Marketing         $121,829    $ 16,826     $ 20,232     $365,369    $    --    $     --    $  524,256
Home Service Division            279,531       4,410        8,793           --         --          --       292,734
Independent Marketing              5,328     173,990           --           --         --          --       179,318
Health Division                    3,802          --      210,622           --         --          --       214,424
Credit Insurance Division             --          --           --           --     63,470          --        63,470
Senior Age Marketing              32,821       1,583      137,889           --         --          --       172,293
Direct Marketing                  29,042         165          462           --         --          --        29,669
Capital and Surplus                   --          --           --           --         --     204,991       204,991
All other                         31,996      18,962        1,977           --         --      10,575        63,510
--------------------------------------------------------------------------------------------------------------------
                                $504,349    $215,936     $379,975     $365,369    $63,470    $215,566    $1,744,665
====================================================================================================================

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 1999 and 1998 (in thousands):

                                                                                              1999          1998
--------------------------------------------------------------------------------------------------------------------
Multiple Line Marketing.................................................................    $1,598,043    $1,513,396
Home Service Division...................................................................     1,789,073     1,760,415
Independent Marketing...................................................................     1,719,508     1,761,832
Health Division.........................................................................       193,018       170,301
Credit Insurance Division...............................................................       387,669       372,787
Senior Age Marketing....................................................................       326,163       330,631
Direct Marketing........................................................................        82,799        83,759
Capital and Surplus.....................................................................     2,400,368     2,232,612
All other...............................................................................       593,885       589,919
--------------------------------------------------------------------------------------------------------------------
                                                                                            $9,090,526    $8,815,652
====================================================================================================================

The net assets of the Capital and Surplus segment include investments in unconsolidated affiliates. Almost all of American National's assets are located in the U.S.

The amount of each segment item reported is the measure reported to the chief operating decision-maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. During 1999, approximately 8% of the total premium revenues and policy account deposits were written through that organization, which is included in the Independent Marketing operating segment. This compares with 11% in 1998. Of the total business written by this one organization, the majority was annuities.

(14) RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of Generally Accepted Accounting Principles.

Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as follows (in thousands):

                                                                1999          1998
---------------------------------------------------------------------------------------
Statutory net income of insurance companies............    $  159,375      $   155,368
Net gain of non-insurance companies....................        97,782           15,240
---------------------------------------------------------------------------------------
Combined net income....................................       257,157          170,608
Increases (decreases):
 Deferred policy acquisition costs.....................         2,188           (9,795)
 Policyholder funds....................................         4,288           18,702
 Deferred federal income tax benefit...................        10,060            1,216
 Premiums deferred and other receivables...............        (2,315)             (84)
 Gain from sale of investments.........................           416             (292)
 Change in interest maintenance reserve................        (1,033)           2,773
 Asset valuation allowances............................        (4,762)          12,010
Other adjustments, net.................................           948            2,336
Consolidating eliminations and adjustments.............          (334)             (76)
---------------------------------------------------------------------------------------
Net income reported herein.............................    $  266,613      $   197,398
=======================================================================================

                                                                1999          1998
---------------------------------------------------------------------------------------
Statutory capital and surplus of insurance companies...    $2,377,589      $ 2,163,593
Stockholders equity of non-insurance companies.........       523,550          524,630
---------------------------------------------------------------------------------------
Combined capital and surplus...........................     2,901,139        2,688,223
Increases (decreases):
 Deferred policy acquisition costs.....................       758,796          731,703
 Policyholder funds....................................       159,394          154,445
 Deferred federal income taxes.........................      (221,341)        (259,243)
 Premiums deferred and other receivables...............       (80,453)         (78,139)
 Reinsurance in "unauthorized companies"...............        37,376           38,748
 Statutory asset valuation reserve.....................       370,191          344,926
 Statutory interest maintenance reserve................         9,729           10,762
 Asset valuation allowances............................       (38,285)         (28,489)
 Investment market value adjustments...................        (9,556)          48,656
Non-admitted assets and other adjustments, net.........       158,876          173,877
Consolidating eliminations and adjustments.............      (982,720)        (910,857)
---------------------------------------------------------------------------------------
Stockholders' equity reported herein...................    $3,063,146      $ 2,914,612
=======================================================================================

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $74,543,000 on deposit with appropriate regulatory authorities.

(15) RETIREMENT BENEFITS

American National and its subsidiaries have one tax-qualified pension plan, which has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

American National also sponsors for key executives two non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension debit of $3,954,000 for 1999 and $3,051,000 for 1998.

The pension debit is made up of the following (in thousands):

                                                      1999     1998
------------------------------------------------------------------------
Service cost--benefits earned during period.....    $ 5,833  $ 5,629
Interest cost on projected benefit obligation...      8,175    7,661
Expected return on plan assets..................     (8,946)  (8,887)
Amortization of past service cost...............        534      473
Amortization of transition asset................     (2,619)  (2,619)
Amortization of actuarial loss..................        977      794
------------------------------------------------------------------------
      Total pension debit.......................    $ 3,954  $ 3,051
========================================================================

The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans.

Actuarial present value of benefit obligation:

                                                                      1999                          1998
--------------------------------------------------------------------------------------------------------------------
                                                            ASSETS        ACCUMULATED      ASSETS       ACCUMULATED
                                                            EXCEED         BENEFITS        EXCEED         BENEFITS
                                                          ACCUMULATED       EXCEED       ACCUMULATED       EXCEED
                                                            BENEFITS        ASSETS         BENEFITS        ASSETS
--------------------------------------------------------------------------------------------------------------------
Vested benefit obligation..............................     $ (72,591)     $ (24,781)      $ (76,916)      $ (19,136)
=====================================================================================================================
Accumulated benefit obligation.........................     $ (75,578)     $ (24,781)      $ (79,405)      $ (19,136)
=====================================================================================================================
Projected benefit obligation...........................     $ (91,897)     $ (27,189)      $ (96,812)      $ (26,340)
=====================================================================================================================
Plan assets at fair value (long-term securities).......       130,363             --         137,543              --
=====================================================================================================================
Funded status:
 Plan assets in excess of projected
   benefit obligation..................................        38,466        (27,189)         40,731         (26,340)
 Unrecognized net loss.................................         1,981          1,554           2,341           3,729
 Prior service cost not yet recognized
   in periodic pension cost............................            --            497              --           1,028
 Unrecognized net transition asset at
   January 1 being recognized over 15 years............        (5,239)            --          (7,858)             --
--------------------------------------------------------------------------------------------------------------------
Accrued pension cost included in
 other assets or other liabilities.....................     $  35,208      $ (25,138)      $  35,214       $ (21,583)
=====================================================================================================================

ASSUMPTIONS USED AT DECEMBER 31:                                                                  1999         1998
--------------------------------------------------------------------------------------------------------------------
Weighted-average discount rate on benefit obligation.......................................       7.30%        6.50%
Rate of increase in compensation levels....................................................       4.80%        4.80%
Expected long-term rate of return on plan assets...........................................       7.00%        7.00%

Other Benefits


Under American National and its subsidiaries' various group benefit plans for active employees, a $2,500 paid-up life insurance certificate is provided upon retirement for eligible participants who meet certain age and length of service requirements.

American National has one retiree health benefit plan for retirees of all companies in the consolidated group, with the exception of Standard Life and Accident Insurance Company (Standard). The retirees of Standard are covered under a separate health plan. Participation in either of these plans is limited to current retirees and their dependents and those employees and their dependents who met certain age and length of service requirements as of December 31, 1993. No new participants will be added to these plans in the future.

The retiree health benefit plans provide major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plans are contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by the companies, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $13,221,000 and $12,989,000 at December 31, 1999 and 1998, respectively.
These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since the companies' contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

(16) COMMITMENTS AND CONTINGENCIES

COMMITMENTS--American National and its subsidiaries lease insurance sales office space in various cities. The long-term lease commitments at December 31, 1999 were approximately $6,356,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 1999 to purchase, expand or improve real estate, and to fund mortgage loans aggregating $96,000,000, all of which are expected to be funded in 2000. As of December 31, 1999, all of the mortgage loan commitments have interest rates that are fixed.

CONTINGENCIES--The companies are defendants in various lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,

American National Insurance Company:

We have audited in accordance with generally accepted auditing standards, the consolidated financial statements of American National Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated February 11, 2000. Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in our audit of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Houston, Texas

February 11, 2000

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS)

                                                    DECEMBER 31, 1999

COLUMN A                                                    Column B                      Column C                   Column D
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  AMOUNT AT WHICH
                                                                                         MARKET                    SHOWN IN THE
TYPE OF INVESTMENT                                            COST  (a)                  VALUE                     BALANCE SHEET
--------------------------------------------------     ---------------------      ---------------------     ------------------------
   Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                 $          141,247         $          139,642        $            141,247
        States, municipalities and political                          44,624                     40,818                      44,624
         subdivisions
        Foreign governments                                          107,250                    107,893                     107,250
        Public utilities                                           1,126,456                  1,101,807                   1,126,456
        All other corporate bonds                                  2,217,209                  2,161,963                   2,217,209
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                             54,506                     53,855                      53,855
        States, municipalities and political                          38,538                     34,702                      34,702
         subdivisions
        Foreign governments                                           27,469                     28,477                      28,477
        Public utilities                                             184,125                    183,556                     183,556
        All other corporate bonds                                    552,529                    537,571                     537,571
    Redeemable preferred stock                                        39,145                     39,752                      39,752
                                                       ---------------------      ---------------------     -----------------------
          Total fixed maturities                          $        4,533,098         $        4,430,036        $          4,514,699
                                                       ---------------------      ---------------------     -----------------------
   Equity Securities:
    Common stocks:
        Public utilities                                  $           10,669         $            9,420        $              9,420
        Banks, trust and insurance companies                          59,822                     82,739                      82,739
        Industrial, miscellaneous and all other                      480,573                    871,178                     871,178
                                                       ---------------------      ---------------------     -----------------------
          Total equity securities                         $          551,064         $          963,337        $            963,337
                                                       ---------------------      ---------------------     -----------------------

  Mortgage loans on real estate                           $        1,033,330                 XXXXXX            $          1,033,330
  Investment real estate                                             242,801                 XXXXXX                         242,801
  Real estate acquired in satisfaction of debt                         8,728                 XXXXXX                           8,728
  Policy loans                                                       293,287                 XXXXXX                         293,287
  Other long-term investments                                        102,001                 XXXXXX                         102,001
  Short-term investments                                              95,352                 XXXXXX                          95,352
                                                       ---------------------                                -----------------------
          Total investments                               $        6,859,661                 XXXXXX            $          7,253,535
                                                       =====================                                =======================

(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(IN THOUSANDS)


Column A                        COLUMN B           COLUMN C         COLUMN D      COLUMN E         COLUMN F

                                                 FUTURE POLICY
                                  DEFERRED         BENEFITS,                      OTHER POLICY
                                   POLICY        LOSSES, CLAIMS                    CLAIMS AND
                                 ACQUISITION        AND LOSS         UNEARNED       BENEFITS        PREMIUM
SEGMENT                             COST            EXPENSES         PREMIUMS        PAYABLE        REVENUE
-------------------------     --------------     --------------    -----------    ------------    ------------

1999
----
Multiple Line Marketing     $        126,950   $        867,916   $    239,825   $     201,544   $     441,299
Home Service                         233,883          1,419,161          5,060          30,171         189,449
Independent Marketing                161,578          1,562,493             21          11,302          36,729
Health Insurance                      18,658             22,612         14,121          91,518         223,638
Credit Insurance                      65,801                 --        235,200          45,074          55,294
Senior Age Marketing                  76,359            160,815         35,908          41,321         149,142
Direct Marketing                      33,656             43,911            291           3,934          25,929
Capital and Surplus                       --                 --             --              --              --
All other                             41,911            330,137            394           5,403           9,198
                              --------------     --------------    -----------    ------------    ------------
    Total                   $        758,796   $      4,407,045   $    530,820   $     430,267   $   1,130,678
                              ==============     ==============     ==========     ===========     ===========

1998
----
Multiple Line Marketing     $        115,981   $        857,532   $    200,675   $     183,998   $     406,317
Home Service                         230,216          1,396,059          4,630          27,640         183,189
Independent Marketing                156,334          1,603,818              5          11,214          40,535
Health Insurance                      16,087             22,092         11,999          69,186         210,502
Credit Insurance                      61,575                 --        229,371          42,803          50,391
Senior Age Marketing                  75,818            154,625         36,525          37,776         162,060
Direct Marketing                      31,392             41,992            266           8,228          25,588
Capital and Surplus                       --                 --             --              --              --
All other                             44,300            337,701            437           5,330          10,126
                              --------------     --------------    -----------    ------------    ------------
    Total                   $        731,703   $      4,413,819   $    483,908   $     386,175   $   1,088,708
                              ==============     ==============     ==========     ===========     ===========


Column A                        COLUMN G           COLUMN H         COLUMN I           COLUMN J        COLUMN K

                                                    BENEFITS,        AMORTIZATION
                                                  CLAIMS, LOSSES     OF DEFERRED
                                    NET                AND              POLICY            OTHER
                                 INVESTMENT        SETTLEMENT        ACQUISITION         OPERATING       PREMIUMS
Segment                           INCOME  (A)       EXPENSES            COSTS            EXPENSES         WRITTEN
-------------------------     -------------     --------------    ---------------    --------------     -----------

1999
----
Multiple Line Marketing     $         95,820   $        375,364   $     39,863   $      84,284   $     404,817
Home Service                         119,065            118,638         27,921          94,825              --
Independent Marketing                118,961             30,575         33,419          17,089              --
Health Insurance                       7,398            165,525         21,475          67,902              --
Credit Insurance                      16,094             21,859          6,209          37,834              --
Senior Age Marketing                  18,021            111,573          3,039          43,751              --
Direct Marketing                       3,734             14,584          3,459           5,179              --
Capital and Surplus                   62,305                 --             --             225              --
All other                             32,551             28,024             --          20,767              --
                              --------------     --------------    -----------    ------------    ------------
    Total                   $        473,949   $        866,142   $    135,385   $     371,856   $     404,817
                              ==============     ==============     ==========     ===========     ===========

1998
----
Multiple Line Marketing     $         95,063   $        343,841   $     37,772   $      81,041   $     373,506
Home Service                         122,188            114,292         34,149          83,438              --
Independent Marketing                122,279             26,903         25,940          29,219              --
Health Insurance                       7,849            158,388         14,119          68,437              --
Credit Insurance                      15,215             22,942         21,100          17,680              --
Senior Age Marketing                  17,760            116,297          5,696          44,816              --
Direct Marketing                       3,589             13,626          3,787           4,817              --
Capital and Surplus                   57,969                 --             --          (1,200)             --
All other                             33,330             32,310          6,553          11,074              --
                              --------------     --------------    -----------    ------------    ------------
    Total                   $        475,242   $        828,599   $    149,116   $     339,322   $     373,506
                              ==============     ==============     ==========     ===========     ===========

(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.

(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE
(IN THOUSANDS)

      COLUMN A                         COLUMN B            COLUMN C               COLUMN D           COLUMN E       COLUMN F

                                                            CEDED TO               ASSUMED                        PERCENTAGE OF
                                        GROSS                OTHER               FROM OTHER            NET        AMOUNT ASSUMED
                                        AMOUNT             COMPANIES              COMPANIES           AMOUNT          TO NET
                                    ---------------       -------------       ------------------   -------------- --------------
1999
----
 Life insurance in force            $   46,156,190      $   9,629,707          $    797,059     $  37,323,542         2.1%
                                    ===============     ===============        ===============  ===============  ===============
 Premiums:
   Life insurance                          393,410             65,761                14,381           342,030         4.2%
   Accident and health insurance           451,614            144,298                88,756           396,072        22.4%
   Property and liability insurance        423,105             37,572                 7,043           392,576         1.8%
                                      -------------       -------------          -------------    -------------
       Total premiums               $    1,268,129      $     247,631          $    110,180     $   1,130,678         9.7%
                                    ===============     ===============        ===============  ===============  ===============
1998
----
 Life insurance in force            $    4,134,974      $   7,965,042          $    713,200     $  36,883,132         1.9%
                                    ===============     ===============        ===============  ===============  ===============
 Premiums:
   Life insurance                          386,554             55,700                 9,432           340,286         2.8%
   Accident and health insurance           442,233             73,256                24,625           393,602         6.3%
   Property and liability insurance        372,402             25,928                 8,346           354,820         2.4%
                                      -------------       -------------          -------------    -------------
      Total premiums                $    1,201,189      $     154,884          $     42,403     $   1,088,708         3.9%
                                    ===============     ===============        ===============  ===============  ===============

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)

            COLUMN A                     COLUMN B           COLUMN C                         COLUMN D                    COLUMN E

                                                                                        DEDUCTIONS - DESCRIBE
                                                                            -----------------------------------------
                                          BALANCE AT        ADDITIONS          AMOUNTS                                  BALANCE AT
                                         BEGINNING OF       CHARGED TO      WRITTEN OFF DUE        AMOUNTS                END OF
Description                                PERIOD            EXPENSE         TO DISPOSAL (a)       COMMUTED (b)           PERIOD
-----------------------------------   ----------------    ----------------  ----------------     ----------------    ---------------

1999
----
Investment valuation allowances:
  Mortgage loans on real estate          $   12,800        $   8,953           $    ----            $     1,920       $    19,833
  Investment real estate                     21,718            3,528           $   5,799            $      ----            19,447
  Investment in unconsolidated
    affiliates                                5,006             ----                ----                   ----             5,006
  Other assets                                1,800             ----                ----                   ----             1,800

                                         ----------        ----------          ----------           ------------      -----------
       Total                             $   41,324        $  12,481           $   5,799            $     1,920       $    46,086
                                         ==========        ==========          ==========           ============      ===========

1998
----
Investment valuation allowances:
  Mortgage loans on real estate          $   15,230        $    ----           $    ----            $     2,430       $    12,800
  Investment real estate                     22,577            1,038           $   1,379            $       518            21,718
  Investment in unconsolidated
    affiliates                                3,727            1,279                ----                   ----             5,006
  Other assets                               11,800             ----                ----                 10,000             1,800
                                         ----------        ----------          ----------           ------------      -----------
       Total                             $   53,334        $   2,317           $   1,379            $    12,948       $    41,324
                                         ==========        ==========          ==========           ============      ===========

(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.

(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

5774-SAI              [AMERICAN NATIONAL LOGO APPEARS HERE]         REV. 5-00

                            PART C ITEM AND CAPTION

Items 24.  Financial Statements and Exhibits.

     (a) Financial Statements FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                              SCHEDULES sections of Statement of Additional Information

     (b) Exhibits

     Exhibit "1" -            Copy of the resolutions of the Board of Directors
                              of the Depositor authorizing the establishment of the Registrant (previously filed on April 26, 1996 in Registrant's Post-Effective Amendment No. 6)

     Exhibit "2" -            Not applicable

     Exhibit "3" -            Distribution and Administrative Services Agreement
                              (previously filed on April 26, 1996 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "4" -            Form of each variable annuity contract (previously
                              filed on April 26, 1996 in Registrant's Post-
                              Effective Amendment No. 6)

     Exhibit "5" -            Form of application used with any variable annuity
                              contract (previously filed on April 26, 1996 in Registrant's Post-Effective Amendment No. 6)

     Exhibit "6a" -           Copy of the Articles of Incorporation of the
                              Depositor (previously filed on April 26, 1996 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "6b" -           Copy of the By-laws of the Depositor
                              (previously filed on April 26, 1996 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "7" -            Not applicable

     Exhibit "8a"             Form of American National Investment Account, Inc.
                              Participation Agreement (previously filed on April
                              26, 1996 in Registrant's Post-Effective Amendment
                              No. 6)

     Exhibit "8b"             Form of Fidelity Investments' Variable Insurance
                              Products Fund Participation Agreement (previously filed on April 26, 1996 in Registrant's Post-
                              Effective Amendment No. 6)

     Exhibit "8c"             Form of Variable Insurance Products Fund II
                              Participation Agreement (previously filed on
                              April 26, 1996 in Registrant's Post-Effective
                              Amendment No. 6)

     Exhibit "8d"             Form of T. Rowe Price Participation Agreement
                              (previously filed on April 30, 1999 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "9" -            An opinion of counsel and consent to its use as to
                              the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor

     Exhibit "10" -           Consent of independent accountants

     Exhibit "11" -           Not applicable

     Exhibit "12" -           Not applicable

     Exhibit "13" -           Not Applicable

     Exhibit "14" -           Control chart of Depositor

     Exhibit "27" -           Financial data schedule

Item 25. Directors and Officers of the Depositor.

Directors
---------

Name                       Business Address
----                       ----------------

G. Richard Ferdinandtsen   American National Insurance Company
                           One Moody Plaza
                           Galveston, Texas 77550

Irwin M. Herz, Jr.         Greer, Herz & Adams, L.L.P.
                           One Moody Plaza, 18th Floor
                           Galveston, Texas 77550

R. Eugene Lucas            Gal-Tex Hotel Corporation
                           2302 Postoffice, Suite 504
                           Galveston, Texas 77550

E. Douglas McLeod          The Moody Foundation
                           2302 Postoffice, Suite 704
                           Galveston, Texas 77550

Frances Anne Moody         7031 Inwood
                           Dallas, Texas 75209

Robert L. Moody          2302 Postoffice, Suite 702
                         Galveston, Texas 77550

Russell S. Moody         6016 Mount Bonnell Hollow
                         Austin, Texas 78731

W.L. Moody, IV           2302 Postoffice, Suite 502
                         Galveston, Texas 77550

Joe Max Taylor           Galveston County Sheriff's Department
                         715 19th Street
                         Galveston, Texas 77550

Officers
--------

     The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name               Office
----               ------

R.L. Moody         Chairman of the Board, President and Chief Executive Officer

G.R. Ferdinandtsen Senior Executive Vice President and Chief Operating Officer

D.A. Behrens       Executive Vice President, Independent Marketing

R.A. Fruend        Executive Vice President, Director of Multiple Line Marketing

B.J. Garrison      Executive Vice President, Director of Home Service Division

M.W. McCroskey *   Executive Vice President, Investments

J.E. Pozzi         Executive Vice President, Corporate Planning

R.J. Welch         Executive Vice President and Chief Actuary

C.H. Addison       Senior Vice President, Systems Planning and Computing

A.L. Amato, Jr.    Senior Vice President, Life Policy Administration

G.C. Langley       Senior Vice President, Human Resources

S.E. Pavlicek      Senior Vice President and Controller

S.H. Schouweiler   Senior Vice President, Health Insurance Operations

J.R. Thomason      Senior Vice President, Credit Insurance Services

G.W. Tolman          Senior Vice President, Corporate Affairs

V.E. Soler, Jr.      Vice President, Secretary & Treasurer

J.J. Antkowiak       Vice President, Director of Computing Services

D.M. Azur            Vice President, Claims

P. Barber            Vice President, Human Resources

S.F. Brast *         Vice President, Real Estate Investments

D. D. Brichler *     Vice President, Mortgage Loan Production

F.V. Broll, Jr.      Vice President & Actuary

W.F. Carlton         Vice President & Assistant Controller, Financial Reports

R.T. Crawford        Vice President & Assistant Controller, General Accounting

G.C. Crume           Vice President, Independent Marketing

D.A. Culp            Vice President, Independent Marketing

G.D. Dixon *         Vice President, Stocks

S.L. Dobbe           Vice President, Independent Marketing

F.J. Gerren          Vice President, Independent Marketing

J.F. Grant, Jr.      Vice President, Group Actuary

R.D. Hemme           Vice President and Actuary

M.E. Hogan           Vice President, Credit Insurance Operations

D.M. Jensen          Vice President, Multiple Line Marketing

C.J. Jones           Vice President, Health Administration

D.D. Judy            Vice President, Financial Marketing

Dr. H.B. Kelso, Jr.  Vice President & Medical Director

G.W. Kirkham         Vice President, Director of Planning and Support

D.D. Lagrone         Vice President, Home Office Services

George A. Macke      Vice President, General Auditor

G.W. Marchand    Vice President, Life Underwriting

D.N. McDaniel    Vice President, Home Service Administration

J.W. Pangburn    Vice President, Credit Insurance/Special Markets

E.B. Pavelka     Vice President, Life Premium Accounting & Policy Service

R.A. Price       Vice President, Director of Training and Market Development

J.T. Smith       Vice President, 401(K) Pension Sales

G.A. Sparks, Sr. Vice President, Director of Field Services

W.H. Watson III  Vice President, Health Actuary

G.W. Williamson  Vice President, Assistant Director, Home Service Division

J.L. Broadhurst  Asst. Vice President, Director Individual Health/Group Systems

J.J. Cantu       Asst. Vice President and Illustration Actuary

J.D. Ferguson    Asst. Vice President, Creative Services

J.M. Flippin     Asst. Vice President; Director, Life Marketing

D.S. Fuentes     Asst. Vice President, Director of Group Claims

D.N. Fullilove   Asst. Vice President, Director, Agents Employment

K.E. Johnston    Asst. Vice President, Asst. Director of Financial Marketing

K.J. Juneau      Asst. Vice President, Director, Advisory Systems Engineer

P.E. Kennedy     Asst. Vice President, Human Resources

D. Knowles       Asst. Vice President, Director of Marketing/Agency Support

C.A. Kratz       Asst. Vice President, Human Resources

C.H. Lee         Asst. Vice President and Actuary

D.L. Leining     Asst. Vice President, Life Underwriting

R.G. McCrary     Asst. Vice President, Application Development Division

M. Mitchell      Asst. Vice President, Director Insurance Systems

M.S. Nimmons     Asst. Vice President; Associate General Auditor, Home Office

R.J. Ostermayer   Asst. Vice President, Director of Group Quality Assurance

M.C. Paetz        Asst. Vice President, Director of Group Underwriting

R.E. Pittman, Jr. Asst. Vice President, Director of Marketing/Career Development

G.A. Schillaci    Asst. Vice President & Actuary

M.J. Soler        Asst. Vice President, Health Marketing Administration

J.P. Stelling     Asst. Vice President, Health Compliance

C.E. Tipton       Asst. Vice President & Assistant Actuary

D.G. Trevino      Asst. Vice President, Director, Computing Services

J.A. Tyra         Asst. Vice President, Life Insurance Systems

M.L. Waugh, Jr.   Asst. Vice President, Claims

R.M. Williams     Life Product Actuary

J.E. Cernosek     Asst. Secretary

V.J. Krc          Asst. Treasurer

Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" - control chart of depositor

Item 27. Number of Contractowners.

     As of December 31, 1999, the Registrant had 1,456 Contractowners of the Flexible Purchase Payment Deferred Annuity Contracts, 1 Contractowner of the Single Premium Immediate Annuity Contracts, and 1 Contractowner of the Group Unallocated Annuity Contracts.

Item 28.  Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:

          "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a) SM&R Equity Funds consisting of SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.; SM&R Investments, Inc. consisting of SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund and SM&R Money Market Fund; American National Investment Accounts, Inc.

     (b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

                                                         Principal Business
Name                                Position                   Address
----                                --------             ------------------
Gordon D. Dixon               Director,               Securities Management
                              Senior Vice              and Research, Inc.
                              President               2450 South Shore Boulevard
                              and Chief               League City, Texas 77573
                              Investment
                              Officer

G. Richard Ferdinandtsen      Director                American National
                                                       Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

Robert A. Fruend, C.L.U.      Director                American National
                                                       Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

R. Eugene Lucas               Director                Gal-Tenn Hotel Corporation
                                                      504 Moody National Bank
                                                       Tower
                                                      Galveston, Texas 77550

Michael W. McCroskey       Director,                 Securities Management
                           President                  and Research, Inc.
                           and Chief                 2450 South Shore Boulevard
                           Executive                 League City, Texas 77573
                           Officer

Ronald J. Welch            Director                  American National
                                                      Insurance Company
                                                     One Moody Plaza
                                                     Galveston, Texas 77550

K. David Wheeler           Senior Vice President     Securities Management and
                                                      Research, Inc.
                                                     2450 South Shore Boulevard
                                                     League City, Texas 77573

Teresa E. Axelson          Vice President and        Securities Management and
                           Secretary                  Research, Inc.
                                                     2450 South Shore Boulevard
                                                     League City, Texas 77573

Brenda T. Koelemay         Vice President,           Securities Management and
                           Chief Administrative       Research, Inc.
                           Officer and Chief         2450 South Shore Boulevard
                           Financial Officer         League City, Texas 77573

Emerson V. Unger           Vice President            Securities Management and
                                                      Research, Inc.
                                                     2450 South Shore Boulevard
                                                     League City, Texas 77573

Vicki R. Douglas           Assistant Vice            Securities Management and
                           President                  Research, Inc.
                                                     2450 South Shore Boulevard
                                                     League City, Texas 77573

Steven Douglas Geib        Assistant Vice            Securities Management and
                           President                  Research, Inc.
                                                     2450 South Shore Boulevard
                                                     League City, Texas 77573

T. Brett Harrington        Assistant Vice            Securities Management and
                           President                  Research, Inc.
                                                     2450 South Shore Boulevard
                                                     League City, Texas 77573


Sally F. Praker          Assistant Vice         Securities Management and
                          President              Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Michele S. Lord          Assistant Vice         Securities Management and
                          President              Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

     (c) Not Applicable

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

          (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

          (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

          (iv) Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b) (11), and (2) other investment alternatives available under the employer's Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

     SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this amended Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 28th day of April, 2000.

                                AMERICAN NATIONAL VARIABLE ANNUITY
                                SEPARATE ACCOUNT (Registrant)
                                By:  AMERICAN NATIONAL INSURANCE COMPANY

                                By: /s/ Robert L. Moody
                                   ---------------------------------------------
                                Robert L. Moody, Chairman of the
                                Board, President and Chief Executive Officer

                                AMERICAN NATIONAL INSURANCE COMPANY
                                (Sponsor)

                                By: /s/ Robert L. Moody
                                   ---------------------------------------------
                                   Robert L. Moody, Chairman of the
                                   Board, President and Chief Executive Officer

ATTEST:

/s/ Vincent E. Soler, Jr.
-------------------------------
Vincent E. Soler, Jr.,
Vice President, Secretary and Treasurer

  As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                     Title                               Date
---------                     -----                               ----


/s/ Michael W. McCroskey       Executive Vice President -      April 28, 2000
---------------------------    Investments
Michael W. McCroskey           (Principal Financial Officer)


/s/ Stephen E. Pavlicek        Senior Vice President and       April 28, 2000
---------------------------    Controller
Stephen E. Pavlicek            (Principal Accounting Officer)

Signature                       Title                             Date
---------                       -----                             ----


/s/ Robert L. Moody         Chairman of the Board,             April 28, 2000
-------------------------   Director, President and Chief
Robert L. Moody             Executive Officer

/s/ Richard Ferdinandtsen   Director, Senior Executive Vice    April 28, 2000
-------------------------   President and Chief Operating
Richard Ferdinandtsen       Officer

/s/ Irwin M. Herz. Jr.      Director                           April 28, 2000
--------------------------
Irwin M. Herz, Jr.

/s/ R. Eugene Lucas         Director                           April 28, 2000
--------------------------
R. Eugene Lucas

/s/ E. Douglas McLeod       Director                           April 28, 2000
--------------------------
E. Douglas McLeod

                            Director
--------------------------
Frances Anne Moody

                            Director
--------------------------
Russell S. Moody

                            Director
--------------------------
W. L. Moody IV

                            Director
--------------------------
Joe Max Taylor